As filed with the Securities and Exchange Commission on March 9, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, Wisconsin			53202
(Address of principal executive offices)			(Zip code)

Christopher E. Kashmerick Trust for Advised Portfolios 2020 East Financial Way, Suite 100 Glendora, CA 91741
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(626) 914-7385

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2015

Item 1. Reports to Stockholders.

1

Annual Report

December 31, 2015

1919 FINANCIAL SERVICES FUND

1919 MARYLAND TAX-FREE INCOME FUND

1919 SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

1919 Financial Services Fund
Fund Expenses	6
Fund at a glance	7
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
1919 Maryland Tax-Free Income Fund
Fund Expenses	22
Fund at a glance	23
Schedule of Investments	24
Statement of Assets and Liabilities	29
Statement of Operations	30
Statements of Changes in Net Assets	31
Financial Highlights	32
1919 Socially Responsive Balanced Fund
Fund Expenses	39
Fund at a glance	40
Schedule of Investments	41
Statement of Assets and Liabilities	47
Statement of Operations	48
Statements of Changes in Net Assets	49
Financial Highlights	50
Notes	54
Other Information	69
Directory of Funds' Service Providers	Back Cover

1919 Funds 2015 Annual Report

1919 Financial Services Fund
Letter to Shareholders

Dear Shareholder,

During 2015, the S&P 500 Index had a volatile year, as the market digested the potential for the Fed to begin to raise short term interest rates while the decline in oil prices raised concerns about global economic growth. Throughout 2015, many U.S. banks reported mid to high single digit growth in commercial and consumer loans while maintaining healthy capital levels. Also, many financial companies continued to return capital to shareholders in the form of share buybacks and higher dividends.

In December, the Fed increased the Fed funds rate for this first time since 2006. This benefitted many financial stocks especially those favorably levered to higher short term rates. We remain positive on the U.S. economy, especially the health of the consumer, and believe over time company fundamentals will outweigh macro uncertainty.

For the twelve months ended December 31, 2015, the 1919 Financial Services Fund Class A Shares returned 6.53%. The Fund's unmanaged benchmarks, the S&P 500 Index and S&P 500 Financials Index returned 1.38% and -1.53% respectively for the same period. The Lipper Financial Services Fund Category average returned 0.09% over the same time frame.

How did we respond to these changing market conditions?

The changes to the Fund's investments were stock specific rather than reacting to the overall market conditions. We initiated a number of small cap growth banks based in attractive U.S. geographic areas. We upgraded our Real Estate Investment Trust (REIT) exposure to higher quality holdings. We pared back a number of positions due to high valuation including those that had appreciated following takeover announcements.

What were the leading contributors to performance?

Our selection of specialty insurance, regional banks and financial technology providers contributed the most to performance. The top five performing stocks were Global Payments Inc., HCC Insurance Holdings Inc., Heartland Payment Systems, Inc., AMERISAFE, Inc., and QCR Holdings, Inc. Global Payments and Heartland Payment Systems, Inc. reported strong revenue growth, and late in the year it was announced that Global Payments was acquiring Heartland Payment Systems. QCR Holdings benefitted from the bank's balance sheet restructuring and organic growth

1919 Funds 2015 Annual Report

1919 Financial Services Fund
Letter to Shareholders (cont'd)

while insurance company AMERISAFE reported solid earnings per share (EPS) growth due to favorable underwriting. HCC Insurance Holdings appreciated due to the announced takeover by Tokio Marine Holdings, Inc.

What were the leading detractors to performance?

The five stocks that performed the worst were United Insurance Holdings Corp., Royal Bank of Canada, Discover Financial Services, Affiliated Managers Group, Inc ., and Ameriprise Financial, Inc. United Insurance Holdings Corp. reported disappointing earnings results due to higher expenses and we sold that position. Royal Bank of Canada was weighed down by weaker capital markets results. Discover Financial Services reported slower revenue growth while both Affiliated Managers Group, Inc. and Ameriprise Financial, Inc. were impacted by more volatile financial markets.

Thank you for your investment in 1919 Financial Services Fund. As always we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment goals.

Sincerely,

Christopher J. Perry, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Lee Robertson, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Definitions:

S&P 500 Index — The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
S&P 500 Financials Index — The S&P 500 Financials Index comprises those companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard financials sector.
Lipper Financial Services Fund Category — Funds invest primarily in equity securities of companies engaged in providing financial services, including but not limited to banks, finance companies, insurance companies, and securities/brokerage firms.
Earnings Per Share (EPS) — Earnings per share (EPS) is calculated by taking the total earnings divided by the number of shares outstanding.

One cannot invest directly in an index.

Views are subject to change at any time based on market or other conditions. This information should not be construed as a recommendation for any specific security.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. In addition to normal risks associated with equity investing, narrowly focused investments typically exhibit higher volatility. The financial services sector may be subject to greater governmental regulation, competitive pressures and rapid technological change and obsolescence, which may have a materially adverse effect on the sector. Additionally, the Fund's performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The securities of small

1919 Funds 2015 Annual Report

and mid-sized companies tend to be more volatile than those of larger companies. The Fund my use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

Must be preceded or accompanied by the Prospectus.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

1919 Investment Counsel, LLC is the Adviser to the 1919 Funds, which are distributed by Quasar Distributors, LLC.

1919 Funds 2015 Annual Report

Fund performance (unaudited)

Hypothetical comparison of Change in Value of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment in the Fund's Class A shares over ten years. Assumes the deduction of the maximum initial sales charge of 5.75%at the time of investment and the reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

1919 Funds 2015 Annual Report

Total Returns as of December 31, 2015

	1 Year	5 Year*	10 Year*	Since Inception
1919 Financial Services Fund Class A
With Sales Charges†
Class A	0.41%	11.61%	5.16%	N/A
Class C	4.79	12.15	5.05	N/A
Without Sales Charges
Class A	6.53	12.94	5.79	N/A
Class C	5.77	12.15	5.05	N/A
Class I	6.93	13.34	N/A	8.48	%**
S&P 500 Index(i)	1.38	12.57	7.31	7.78	**
S&P Financials Index(ii)	-1.53	10.45	-0.65	2.65	**

*  Average annualized returns.

**  The Inception date for Class I shares is March 25, 2008.

†  Class A Shares have a maximum initial sales charge of 5.75% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2015, the gross total annual operating expense ratios for Class A, Class C and Class I were 1.44%, 2.14% and 1.10%, respectively. The total net annual operating expense ratios for Class A, Class C and Class I were 1.44%, 2.13% and 1.05%(iii), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease, and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Financial Services Fund. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The S&P 500 Financials Index is a capitalization-weighted index representing nine financial groups and fifty-three financial companies, calculated monthly with dividends reinvested at month-end.

(iii)  The advisor has contractually agreed to waive fees and reimburse operating expenses through December 31, 2016.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2015 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2015 and held for the six months ended December 31, 2015. The hypothetical example is based on a six-month period ended December 31, 2015.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.82%	$1,000.00	$1,028.20	1.44%	$7.36
Class C	2.47	1,000.00	1,024.70	2.13	10.87
Class I	3.07	1,000.00	1,030.70	1.05	5.37

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,017.95	1.44%	$7.32
Class C	5.00	1,000.00	1,014.47	2.13	10.82
Class I	5.00	1,000.00	1,019.91	1.05	5.35

1  For the six months ended December 31, 2015.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

1919 Funds 2015 Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2015 Annual Report

Schedule of investments

December 31, 2015

1919 Financial Services Fund

Security	Shares	Value
Common Stocks — 96.6%
Capital Markets — 6.8%
Affiliated Managers Group Inc.	9,392	$1,500,466	*
Ameriprise Financial Inc.	18,425	1,960,789
Invesco Ltd.	90,500	3,029,940
T. Rowe Price Group Inc.	25,080	1,792,969
Total Capital Markets		8,284,164
Commercial Banks — 49.1%
American River Bankshares	54,945	581,318	*(a)
Bank of America Corp.	120,000	2,019,600
Bank of the Ozarks Inc.	48,000	2,374,080
Banner Corp.	52,142	2,391,232
Berkshire Hills Bancorp Inc.	50,000	1,455,500
Bryn Mawr Bank Corp.	70,000	2,010,400
C1 Financial Inc.	60,000	1,452,600	*
Centerstate Banks Inc.	107,300	1,679,245
CIT Group Inc.	22,000	873,400
CoBiz Financial Inc.	185,000	2,482,700
Columbia Banking System Inc.	75,000	2,438,250
Comerica Inc.	48,550	2,030,847
Customers Bancorp Inc.	52,000	1,415,440	*
East West Bancorp Inc.	41,000	1,703,960
Farmers & Merchants Bank of Long Beach	200	1,248,000	(a)
First Connecticut Bancorp Inc.	45,000	783,450
First Financial Bancorp	27,000	487,890
First Foundation Inc.	40,000	943,600	*
Heritage Financial Corp.	113,000	2,128,920
Heritage Oaks Bancorp	176,500	1,413,765	(a)
JPMorgan Chase & Co.	63,310	4,180,359
MB Financial Inc.	64,000	2,071,680
Northrim Bancorp Inc.	39,100	1,040,060
Pacific Continental Corp.	155,000	2,306,400
People's Utah Bancorp	75,000	1,290,750
PNC Financial Services Group Inc.	27,000	2,573,370
QCR Holdings Inc.	90,500	2,198,245	(a)
Royal Bank of Canada	36,600	1,961,328
Sterling Bancorp	163,200	2,647,104
SVB Financial Group	15,000	1,783,500	*
TCF Financial Corp.	60,000	847,200
U.S. Bancorp	60,500	2,581,535
Webster Financial Corp.	68,895	2,562,205
Total Commercial Banks		59,957,933

1919 Funds 2015 Annual Report

1919 Financial Services Fund

Security	Shares	Value
Consumer Finance — 2.8%
Discover Financial Services	63,000	$3,378,060
Total Consumer Finance		3,378,060
Diversified Financial Services — 2.0%
Intercontinental Exchange Inc.	9,500	2,434,470
Total Diversified Financial Services		2,434,470
Insurance — 12.0%
ACE Ltd.	21,500	2,512,275
American Financial Group Inc.	28,650	2,065,092
AMERISAFE Inc.	50,000	2,545,000
Assurant Inc.	15,000	1,208,100
Brown & Brown Inc.	57,000	1,829,700
Hanover Insurance Group Inc.	26,000	2,114,840
MetLife Inc.	50,000	2,410,500
Total Insurance		14,685,507
IT Services — 10.8%
Fidelity National Information Services Inc.	37,000	2,242,200
Black Knight Financial Services Inc., Class A Shares	20,000	661,200	*
Fiserv Inc.	24,840	2,271,866	*
Global Payments Inc.	44,000	2,838,440
Heartland Payment Systems Inc.	20,000	1,896,400
Visa Inc., Class A Shares	41,400	3,210,570
Total IT Services		13,120,676
Professional Services — 2.1%
Verisk Analytics Inc., Class A Shares	33,500	2,575,480	*
Total Professional Services		2,575,480
Real Estate Investment Trust (REITs) — 4.0%
Crown Castle International Corp.	21,000	1,815,450
Simon Property Group LP	16,000	3,111,040
Total Real Estate Investment Trusts (REITs)		4,926,490
Thrifts & Mortgage Finance — 7.0%
BofI Holding Inc.	36,000	757,800	*
EverBank Financial Corp.	70,000	1,118,600
Fox Chase Bancorp Inc.	90,000	1,826,100
Territorial Bancorp Inc.	65,000	1,803,100
WSFS Financial Corp.	92,803	3,003,105
Total Thrifts & Mortgage Finance		8,508,705
Total Common Stocks (Cost — $81,287,576)		117,871,485
Total Investments — 96.6% (Cost — $81,287,576)		117,871,485
Other Assets in Excess of Liabilities — 3.4%		4,110,276
Total Net Assets — 100.0%		$121,981,761

1919 Funds 2015 Annual Report

Schedule of investments (cont'd)

December 31, 2015

1919 Financial Services Fund

Notes:

*  Non-income producing security.

(a)  Illiquid securities at December 31, 2015; the aggregate value of these illiquid securities $5,441,328 or 4.5% of net assets.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

1919 Financial Services Fund

Statement of assets and liabilities

December 31, 2015

Assets:
Investments in securities at value (cost $81,287,576)	$117,871,485
Foreign currency at value (cost $17,457)	16,862
Cash	4,983,049
Receivable for Fund shares sold	637,196
Dividends and interest receivable	63,340
Prepaid expenses	36,691
Total Assets	123,608,623
Liabilities:
Payable for Fund shares repurchased	949,225
Payable for securities purchased	448,187
Investment management fee payable	67,338
Service and/or distribution fees payable	84,605
Accrued other expenses	77,507
Total Liabilities	1,626,862
Net Assets	$121,981,761
Components of Net Assets:
Paid-in capital	$84,225,327
Undistributed net investment income	45,243
Accumulated net realized gain on investments	1,128,622
Net unrealized appreciation (depreceiation) on:
Investments	36,583,909
Foreign currency	(1,340)
Net Assets	$121,981,761
Class A:
Net Assets	$70,630,226
Shares Issued and Outstanding	3,663,588
Net Asset Value and Redemption Price	$19.28
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$20.46
Class C:
Net Assets	$26,919,264
Shares Issued and Outstanding	1,490,269
Net Asset Value, Redemption Price* and Offering Price Per Share	$18.06
Class I:
Net Assets	$24,432,271
Shares Issued and Outstanding	1,258,100
Net Asset Value, Redemption Price and Offering Price Per Share	$19.42

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 2.)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

1919 Financial Services Fund

Statement of operations

For the Year Ended December 31, 2015

Investment Income:
Dividend income (Net of foreign tax of $15,498)	$2,223,953
Total Investment Income	2,223,953
Expenses:
Investment management fee (Note 3)	896,456
Service and/or distribution fees (Note 6)	415,075
Transfer agent fees and expenses (Note 6)	177,802
Administration and fund accounting fees	74,154
Shareholder reporting fees	72,968
Registration fees	48,851
Custody fees	17,779
Audit fees	15,002
Trustees' fees	12,884
Legal fees	11,684
Insurance fees	7,379
Miscellaneous	7,263
Compliance fees	5,723
Total Expenses	1,763,020
Expenses waived by the Adviser	(57,335)
Net Expenses	1,705,685
Net Investment Income	518,268
Realized and Unrealized Gain on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	8,173,258
Foreign currency	(3,513)
Net Realized Gain	8,169,745
Net change in unrealized appreciation/depreciation on:
Investments	(2,116,823)
Foreign currency	(1,321)
Net Change in Unrealized Appreciation/Depreciation	(2,118,144)
Net Realized and Unrealized Gain on Investments	6,051,601
Net Increase in Net Assets Resulting from Operations	$6,569,869

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

1919 Financial Services Fund

Statements of changes in net assets

For the Year Ended December 31, 2015/ the Period Ended December 31, 2014*/ and the Year Ended March 31, 2014	2015	2014*	2014
Increase in Net Assets From: Operations:
Net investment income	$518,268	$349,880	$211,409
Net realized gain	8,169,745	3,595,639	2,227,342
Net change in unrealized appreciation/depreciation	(2,118,144)	3,477,341	17,972,279
Net Increase in Net Assets Resulting From Operations	6,569,869	7,422,860	20,411,030
Distributions to Shareholders:
From net investment income
Class A	(314,621)	(251,368)	(71,820)
Class C	—	(16,079)	—
Class I	(159,013)	(142,850)	(93,183)
From net realized gains:
Class A	(4,523,701)	(1,403,019)	—
Class C	(1,818,266)	(586,808)	—
Class I	(1,533,121)	(533,056)	—
Total Distributions to Shareholders	(8,348,722)	(2,933,180)	(165,003)
Capital Transactions:
Net proceeds from shares sold	27,660,674	17,255,363	54,858,833
Reinvestment of distributions	7,752,511	2,695,666	153,576
Cost of shares repurchased	(26,818,264)	(38,339,138)	(20,057,751)
Net Increase (Decrease) in Net Assets From Capital Transactions	8,594,921	(18,388,109)	34,954,658
Total Increase (Decrease) in Net Assets	6,816,068	(13,898,429)	55,200,685
Net Assets:
Beginning of period	115,165,693	129,064,122	73,863,437
End of period	$121,981,761	$115,165,693	$129,064,122
Undistributed net investment income	$45,243	$4,122	$66,185

*  For the period April 1, 2014 through December 31, 2014 (See Note 1).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

1919 Financial Services Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$19.40	$18.63	$15.13	$12.47	$12.05	$11.02
Income from investment operations:
Net investment income[3]	0.11	0.06	0.05	0.06	0.08	0.02
Net realized and unrealized gain on investments	1.17	1.21	3.47	2.64	0.42	1.00
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.01
Total income from investment operations	1.28	1.27	3.52	2.70	0.50	1.03
Less distributions:
From net investment income	(0.09)	(0.07)	(0.02)	(0.04)	(0.08)	—
From net realized gain on investments	(1.31)	(0.43)	—	—	—	—
Total distributions	(1.40)	(0.50)	(0.02)	(0.04)	(0.08)	0.00
Net asset value, end of period	$19.28	$19.40	$18.63	$15.13	$12.47	$12.05
Total return[4]	6.53%	6.81%[5]	23.26%	21.68%	4.28%	9.35%[6]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$70,630	$64,795	$77,220	$41,972	$29,082	$33,874
Ratios to average net assets
Gross expenses	1.45%	1.44%[7]	1.46%	1.68%	1.70%	1.71%
Net Expenses[9]	1.45	1.44[7,8,10]	1.46[8]	1.50[8,10]	1.50[8,10]	1.50[8,10]
Net investment income	0.54	0.44[7]	0.27	0.49	0.71	0.21
Portfolio turnover rate	20%	11%[5]	14%	14%	15%	18%

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not annualized.

6  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 9.26%. Class A received $25,582 related to this distribution.

7  Annualized.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

9  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.46%. Prior to November 10, 2014, this limitation was 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

10  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$18.30	$17.63	$14.40	$11.92	$11.51	$10.60
Income from investment operations:
Net investment loss[3]	(0.03)	(0.03)	(0.06)	(0.03)	(0.00)[4]	(0.06)
Net realized and unrealized gain on investments	1.10	1.14	3.29	2.51	0.41	0.95
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.02
Total income from investment operations	1.07	1.11	3.23	2.48	0.41	0.91
Less distributions:
From net investment income	—	(0.01)	—	—	—	—
From net realized gain on investments	(1.31)	(0.43)	—	—	—	—
Total distributions	(1.31)	(0.44)	0.00	0.00	0.00	0.00
Net asset value, end of period	$18.06	$18.30	$17.63	$14.40	$11.92	$11.51
Total return[5]	5.77%	6.28%[6]	22.43%	20.81%	3.56%	8.58%[7]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$26,919	$25,498	$26,484	$17,173	$16,194	$20,252
Ratios to average net assets
Gross expenses	2.22%	2.14%[10]	2.13%	2.28%	2.30%	2.29%
Net Expenses[9]	2.13[11]	2.11[8,10,11]	2.13[8]	2.25[8,11]	2.25[8,11]	2.23[8,11]
Net investment loss	(0.15)	(0.20)[10]	(0.40)	(0.27)	(0.03)	(0.52)
Portfolio turnover rate	20%	11%[6]	14%	14%	15%	18%

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not annualized.

7  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 8.40%. Class C received $43,780 related to this distribution.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

9  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.13%. Prior to November 10, 2014, this limitation was 2.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

10  Annualized.

11  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

1919 Financial Services Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$19.50	$18.71	$15.17	$12.50	$12.07	$11.01
Income from investment operations:
Net investment income[3]	0.19	0.12	0.12	0.11	0.11	0.05
Net realized and unrealized gain on investments	1.18	1.21	3.49	2.63	0.42	1.01
Total income from investment operations	1.37	1.33	3.61	2.74	0.53	1.06
Less distributions:
From net investment income	(0.14)	(0.11)	(0.07)	(0.07)	(0.10)	—
From net realized gain on investments	(1.31)	(0.43)	—	—	—	—
Total distributions	(1.45)	(0.54)	(0.07)	(0.07)	(0.10)	0.00
Net asset value, end of period	$19.42	$19.50	$18.71	$15.17	$12.50	$12.07
Total return[4]	6.93%	7.10%[5]	23.75%	22.12%	4.58%	9.63%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$24,432	$24,873	$25,360	$14,718	$7,256	$4,877
Ratios to average net assets
Gross expenses	1.20%	1.10%[8]	1.05%	1.21%	1.24%	1.39%
Net Expenses[7]	1.05[9]	1.06[6,8,9]	1.05[6]	1.21[6]	1.22[6,9]	1.21[6,9]
Net investment income	0.93	0.84[8]	0.68	0.81	1.01	0.48
Portfolio turnover rate	20%	11%[5]	14%	14%	15%	18%

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  The impact of compensating balance arrangements, if any, was less than 0.01%.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.05%. Prior to November 10, 2014, this limitation was 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

8  Annualized.

9  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders

Dear Shareholder,

Municipal bonds recorded one of the best returns within the entire capital market complex in calendar year 2015. Buoyed by a late-year reduction in new issuance and continued inflows into mutual funds, tax-free bonds performed extremely well, surging 1.50% in the final quarter alone and 3.30% for the one year period as measured by the Barclays Municipal Bond Index. As of 12/31/2015 the Maryland Tax-Free Income Fund I-shares ranked 12th by Lipper based on total return among the 31 funds included in the Maryland Municipal Bond Fund Peer Group for the one year period, despite underperforming during the second half of the year. Returning 2.12% for the year as of 12/31/2015, the I-shares outperformed the Lipper peer group's total return by 0.20%. As of 12/31/2015 Lipper ranked the I-shares 12th out of 30 funds for the three year time period and 17th out of 29 funds for the five year time period based on total return.

The big headline for all credit markets was the Federal Reserve's 25 basis point increase in overnight interest rates at their December meeting after running seven years of an emergency, zero-percent interest rate policy. The countdown to the move was reminiscent of the ball falling in Times Square on New Year's Eve, although the price movements and volatility within the bond market was subdued in its aftermath. The Committee went to great lengths to communicate their intentions given this was the first increase in interest rates in nearly ten years. Therefore, the move was priced into the market, and to not follow through would have likely created more volatility as investors wondered what the Committee's concerns were given much of their criteria for a move had been met, particularly on the employment front.

As the Fed began the process of normalizing short-term interest rates, ten-year Treasury yields drifted a quarter percent higher during the fourth quarter, ending the year at 2.27%, which was not far from the 2.17% level that prevailed at the end of 2014. Municipal bonds, on the other hand, benefitted from enhanced demand from investors. For the 2015 year period after-tax returns as of 12/31/2015 for individuals in the top tax brackets are well above what is available in the taxable market for tax-free bonds of comparable maturity and quality. While the taxable bond market saw widespread redemptions within mutual

1919 Funds 2015 Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders (cont'd)

funds and net selling from foreign central banks, municipal bond funds enjoyed inflows for twelve straight weeks through year-end, including the most in any week since January during the week ended December 11th. At the same time, the overall size of the market is shrinking. According to Bloomberg, net issuance was negative in 2015 for a record fifth straight year, as more bonds are called away and mature than are sold.

The result is a somewhat pricy market in our opinion. Our anticipation for modestly higher interest rates in 2016 and an uptick in issuance as more deferred infrastructure projects come to fruition continues to warrant a defensive portfolio. We are maintaining the Fund's conservative duration stance with the intent to allow the Fund to shorten further organically. Supply within the municipal market, specifically Maryland, came to a halt heading into year-end and prevented rates from drifting higher. As new issues resume and January's heavy reinvestment period ceases, we believe municipal yields should adjust upwards, providing buying opportunities and potentially enhance the yield on cash equivalents.

Sincerely,

R. Scott Pierce, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Definitions:

Barclays Municipal Bond Index — The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

Basis point — Basis point is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. As a "non-diversified" fund, an investment in the Fund will entail greater price risk than an investment in a diversified fund because a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

Must be preceded or accompanied by the Prospectus.

Fund holdings and sector allocations are subject to change at any time and should

1919 Funds 2015 Annual Report

not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges. Rankings are for I-Shares only. Rankings for other share classes are different. Past performance does not guarantee future results.

1919 Investment Counsel, LLC is the Adviser to the 1919 Funds, which are distributed by Quasar Distributors, LLC.

1919 Funds 2015 Annual Report

Fund performance (unaudited)

Hypothetical comparison of Change in Value of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment in the Fund's Class A shares over ten years. Assumes the deduction of the maximum initial sales charge of 4.25% at the time of investment and the reinvestment of dividends and capital gains, but does not reflect the effect of any other applicable sales charge or redemption fees. This chart does not imply any future performance. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

1919 Funds 2015 Annual Report

Total Returns as of December 31, 2015

	1 Year	5 Year*	10 Year*	Since Inception**	Since Inception***
1919 Maryland Tax-Free Income Fund
With Sales Charges†
Class A	-2.44%	2.94%	3.36%	N/A	N/A
Class C	0.35	3.24	N/A	3.73%	N/A
Without Sales Charges
Class A	1.89	3.84	3.81	N/A	N/A
Class C	1.34	3.24	N/A	3.73	N/A
Class I	2.10	4.02	N/A	N/A	4.33%
Barclays Municipal Bond Index(i)	3.30	5.35	4.72	5.34	5.23

*  Average annualized returns.

**  The Inception date for Class C was February 5, 2009.

***  The Inception date for Class I was July 30, 2008.

†  Class A Shares have a maximum initial sales charge of 4.25% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2015, the gross total annual operating expense ratios for Class A, Class C and Class I were 0.91%, 1.48% and 0.83%, respectively. The total net annual operating expense ratios for Class A, Class C and Class I were 0.75%(ii), 1.30%(ii) and 0.60%(ii), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Maryland Tax-Free Income Trust. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

(i)  The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

(ii)  The advisor has contractually agreed to waive fees and reimburse operating expenses through December 31, 2016.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2015 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2015 and held for the six months ended December 31, 2015. The hypothetical example is based on a six-month period ended December 31, 2015.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.81%	$1,000.00	$1,018.40	0.75%	$3.82
Class C	1.53	1,000.00	1,015.30	1.30	6.60
Class I	1.89	1,000.00	1,018.90	0.60	3.05

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,021.42	0.75%	$3.82
Class C	5.00	1,000.00	1,018.65	1.30	6.61
Class I	5.00	1,000.00	1,022.18	0.60	3.06

1  For the six months ended December 31, 2015.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

1919 Funds 2015 Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2015 Annual Report

Schedule of investments

December 31, 2015

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.5%
Education — 23.2%
City of Annapolis, Maryland, EDR and Refunding Revenue Bonds:
St. John's College Facility	5.500%	10/1/18	$90,000	$90,120
St. John's College Facility	5.500%	10/1/23	490,000	490,735
St. John's College Facility	5.000%	10/1/27	1,135,000	1,193,384
St. John's College Facility	5.000%	10/1/36	2,465,000	2,591,356
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/18	500,000	521,320
Frostburg State University Project	4.000%	10/1/19	500,000	522,210
Frostburg State University Project	4.000%	10/1/20	500,000	524,385
Salisbury University Project	5.000%	6/1/27	455,000	500,714
Senior Morgan State University Project	5.000%	7/1/27	1,870,000	2,015,748
University of Maryland, College Park Projects	5.000%	7/1/31	500,000	536,290
University of Maryland, College Park Projects	5.750%	6/1/33	500,000	541,310
University of Maryland, College Park Projects	5.800%	6/1/38	1,500,000	1,620,180
Maryland State EDC, Utility Infrastructure Revenue, University of Maryland, College Park Project	5.000%	7/1/16	3,700,000	3,779,439
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/25	1,645,000	1,716,327
Good Samaritan Hospital of Maryland	0.010%	4/1/35	2,000,000	2,000,000	(c)
Johns Hopkins University	5.000%	7/1/21	2,000,000	2,373,120
Maryland Institute College of Art	5.000%	6/1/36	5,000,000	5,230,550
Maryland Institute College of Art	5.000%	6/1/42	800,000	834,040
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, McDaniel College Inc.	5.000%	11/1/31	3,500,000	3,564,960
Total Education				30,646,188
Health Care — 13.5%
Maryland State Health & Higher EFA Revenue Bonds:
Carroll Hospital Center Inc.	5.000%	7/1/21	1,005,000	1,163,177
Helix Health Issue, AMBAC	5.250%	8/15/38	3,000,000	3,592,440
Mercy Medical Center Inc.	5.500%	7/1/42	3,445,000	3,622,762
Refunding, Mercy Ridge	4.750%	7/1/34	3,200,000	3,243,040
Suburban Hospital	5.500%	7/1/16	200,000	200,716
The Johns Hopkins Hospital Issue	0.000%	7/1/19	4,000,000	3,475,640
University of Maryland Medical System	5.000%	7/1/34	1,000,000	1,095,230
University of Maryland Medical System	0.010%	7/1/34	360,000	360,000	(c)
University of Maryland Medical System	5.125%	7/1/39	1,000,000	1,088,860
Total Health Care				17,841,865

1919 Funds 2015 Annual Report

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Housing — 9.8%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/29	$2,490,000	$2,576,428
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/29	1,000,000	1,041,020
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/39	1,980,000	2,050,408
Maryland State Community Development Administration, Department of Housing and Community Development:
Local Government Infrastructure, Senior Lien	4.000%	6/1/30	4,485,000	4,812,181
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/30	1,000,000	1,072,950
Montgomery County, Maryland, Revenue Bonds:
Housing Opportunities Commission, Single Family Mortgage	4.875%	7/1/25	1,000,000	1,042,550
Housing Opportunities Commission, Single Family Mortgage	5.000%	7/1/27	290,000	292,929
Total Housing				12,888,466
Industrial Revenue — 0.5%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/29	565,000	585,176
Total Industrial Revenue				585,176
Leasing — 1.7%
IDA of Prince George's County, Maryland, Subordinated Lease Revenue Bonds:
Upper Marlboro Justice Center Expansion Project, NATL	5.000%	6/30/19	1,000,000	1,003,180
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/24	1,000,000	1,167,960
Total Leasing				2,171,140
Local General Obligation — 5.6%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/27	1,150,000	1,284,481
Baltimore County, Maryland, GO Bonds	4.000%	8/1/23	1,270,000	1,400,238
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/19	1,000,000	1,137,210
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/29	3,000,000	3,034,500
Queen Anne's County, Maryland, Public Facilities Refunding Bonds, NATL	5.000%	11/15/16	500,000	501,640
Total Local General Obligation				7,358,069

1919 Funds 2015 Annual Report

Schedule of investments (cont'd)

December 31, 2015

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Power — 2.8%
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/16	$2,000,000	$1,340,080
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/28	3,740,000	2,412,300
Total Power				3,752,380
Pre-Refunded/Escrowed to Maturity — 19.8%
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement Bonds	4.500%	3/1/23	1,000,000	1,043,780	(a)
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds, 70th Issue	4.250%	9/1/26	1,000,000	1,025,470	(a)
Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives	5.000%	9/1/20	1,050,000	1,080,114	(a)
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/24	3,800,000	4,589,488	(b)
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects, AGM	5.000%	7/1/33	1,485,000	1,632,030	(a)
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AMBAC	5.000%	7/1/23	1,000,000	1,062,230	(a)
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/29	2,000,000	2,383,920	(a)
College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/18	710,000	758,806	(b)
Peninsula Regional Medical Center Issue	5.000%	7/1/19	1,000,000	1,022,120	(a)
Peninsula Regional Medical Center Issue	5.000%	7/1/26	2,435,000	2,488,862	(a)
University of Maryland Medical System	5.000%	7/1/41	1,000,000	1,022,370	(a)
Washington County Hospital Association	5.000%	1/1/17	500,000	520,940	(b)
Washington County Hospital Issue	4.750%	1/1/16	1,000,000	1,000,000	(b)
Washington County Hospital Issue	5.250%	1/1/23	500,000	542,100	(a)
Washington County Hospital Issue	5.750%	1/1/38	2,000,000	2,188,020	(a)
Washington County Hospital Issue	6.000%	1/1/43	1,000,000	1,098,910	(a)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	15,000	17,281	(a)
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	5.000%	10/1/21	2,500,000	2,584,625	(a)
Total Pre-Refunded/Escrowed to Maturity				26,061,066
Special Tax Obligation — 3.5%
Frederick County, MD, Special Obligation, Urbana Community Development	5.000%	7/1/30	3,000,000	3,264,540
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/23	290,000	129,413
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	1,985,000	843,625
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/39	1,000,000	412,500
Total Special Tax Obligation				4,650,078

1919 Funds 2015 Annual Report

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Transportation — 4.4%
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/25	$5,000,000	$5,833,300
Total Transportation				5,833,300
Water & Sewer — 13.7%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/22	1,910,000	2,164,622
Water Projects, FGIC	5.000%	7/1/24	1,890,000	2,077,469
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AGM	5.000%	7/1/33	2,515,000	2,727,719
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	5.250%	6/1/16	1,650,000	1,682,984
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	5.750%	6/1/17	2,000,000	2,141,020
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	6.000%	6/1/18	2,705,000	3,031,466
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	6.000%	6/1/19	3,665,000	4,268,479
Total Water & Sewer				18,093,759
Total Investments — 98.5% (Cost — $123,031,985)				129,881,487
Other Assets in Excess of Liabilities — 1.5%				2,040,273
Total Net Assets — 100.0%				$131,921,760

(a)  Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)  Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)  Variable rate security. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:

AGM  — Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC  — American Municipal Bond Assurance Corporation — Insured Bonds

EDC  — Economic Development Corporation

EDR  — Economic Development Revenue

EFA  — Educational Facilities Authority

FGIC  — Financial Guaranty Insurance Company — Insured Bonds

GO  — General Obligation

IDA  — Industrial Development Authority

NATL  — National Public Finance Guarantee Corporation — Insured Bonds

1919 Funds 2015 Annual Report

Schedule of investments (cont'd)

December 31, 2015

1919 Maryland Tax-Free Income Fund

Ratings table*

Standard & Poor's/Moody's/Fitch**
AAA/Aaa	38.5%
AA/Aa	23.7%
A	13.3%
BBB/Baa	20.5%
CC/Ca	4.0%
100.0%

*  As a percentage of total investments.

**  The ratings shown are based on each portfolio security's rating as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

1919 Maryland Tax-Free Income Fund

Statement of assets and liabilities

December 31, 2015

Assets:
Investments in securities at value (cost $123,031,985)	$129,881,487
Cash	243,268
Receivable for Fund shares sold	34,024
Interest receivable	2,059,450
Prepaid expenses	24,623
Total Assets	132,242,852
Liabilities:
Payable for fund shares repurchased	131,429
Distributions payable	48,317
Investment management fee payable	33,601
Service and/or distribution fees payable	40,972
Accrued other expenses	66,773
Total Liabilities	321,092
Net Assets	$131,921,760
Components of Net Assets:
Paid-in capital	$125,680,029
Undistributed net investment income	24,554
Accumulated net realized loss on investments	(632,325)
Net unrealized appreciation on investments	6,849,502
Net Assets	$131,921,760
Class A:
Net Assets	$93,064,190
Shares Issued and Outstanding	5,760,915
Net Asset Value and Redemption Price	$16.15
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$16.87
Class C:
Net Assets	$22,144,264
Shares Issued and Outstanding	1,370,860
Net Asset Value, Redemption Price* and Offering Price Per Share	$16.15
Class I:
Net Assets	$16,713,306
Shares Issued and Outstanding	1,034,269
Net Asset Value, Redemption Price and Offering Price Per Share	$16.16

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 2.)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

1919 Maryland Tax-Free Income Fund

Statement of operations

For the Year Ended December 31, 2015

Investment Income:
Interest Income	$6,333,387
Expenses:
Investment management fee (Note 3)	777,711
Service and/or distribution fees (Note 6)	319,975
Transfer agent fees and expenses (Note 6)	121,039
Administration and fund accounting fees	101,188
Registration fees	36,726
Shareholder reporting fees	30,453
Audit fees	19,998
Trustees' fees	12,885
Legal fees	8,104
Compliance Fee	7,337
Miscellaneous	7,047
Custody fees	6,839
Insurance fees	6,065
Total Expenses	1,455,367
Expenses waived by the Adviser	(286,750)
Net Expenses	1,168,617
Net Investment Income	5,164,770
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investments	368,323
Net Change in Unrealized Appreciation/Depreciation on Invetments	(2,938,026)
Net Realized and Unrealized Loss on Investments	(2,569,703)
Net Increase in Net Assets Resulting from Operations	$2,595,067

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

1919 Maryland Tax-Free Income Fund

Statements of changes in net assets

For the year ended December 31, 2015/ the period ended December 31, 2014*/ and the year ended March 31, 2014	2015	2014*	2014
Increase (Decrease) in Net Assets From: Operations:
Net investment income	$5,164,770	$4,391,704	$6,410,637
Net realized gain (loss) on investments	368,323	197,531	(779,517)
Net change in unrealized appreciation/depreciation on investments	(2,938,026)	1,195,718	(8,512,778)
Net Increase (Decrease) in Net Assets Resulting From Operations	2,595,067	5,784,953	(2,881,658)
Distributions to Shareholders:
From net investment income:
Class A	(3,679,262)	(3,121,405)	(4,673,908)
Class C	(781,624)	(660,167)	(959,578)
Class I	(703,883)	(607,036)	(777,191)
Total Distributions to Shareholders	(5,164,769)	(4,388,608)	(6,410,677)
Capital Transactions:
Net proceeds from shares sold	8,285,413	11,754,055	12,902,680
Reinvestment of distributions	4,535,265	3,867,343	5,743,022
Cost of shares repurchased	(29,426,779)	(30,019,058)	(57,572,955)
Net Decrease in Net Assets From Capital Transactions	(16,606,101)	(14,397,660)	(38,927,253)
Total Decrease in Net Assets	(19,175,803)	(13,001,315)	(48,219,588)
Net Assets:
Beginning of period	151,097,563	164,098,878	212,318,466
End of period	$131,921,760	$151,097,563	$164,098,878
Undistributed net investment income	$24,554	$24,553	$21,457

*  For the period April 1, 2014 through December 31, 2014 (See Note 1).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$16.45	$16.31	$17.07	$16.99	$15.82	$16.50
Income (loss) from investment operations:
Net investment income[3]	0.61	0.46	0.59	0.57	0.64	0.64
Net realized and unrealized gain (loss) on investments	(0.30)	0.14	(0.76)	0.08	1.17	(0.68)
Total income (loss) from investment operations	0.31	0.60	(0.17)	0.65	1.81	(0.04)
Less distributions:
From net investment income	(0.61)	(0.46)	(0.59)	(0.57)	(0.64)	(0.64)
Total distributions	(0.61)	(0.46)	(0.59)	(0.57)	(0.64)	(0.64)
Net asset value, end of period	$16.15	$16.45	$16.31	$17.07	$16.99	$15.82
Total return[4]	1.89%	3.74%[5]	(0.94)%	3.84%	11.63%	(0.32)%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$93,064	$103,501	$117,797	$150,828	$150,467	$145,959
Ratios to average net assets Gross expenses	0.93%	0.91%[6]	0.83%	0.85%	0.85%	0.84%
Net Expenses[7,8]	0.75	0.75[6,9]	0.64[9]	0.63[9]	0.64[9]	0.63[9]
Net investment income	3.73	3.75[6]	3.59	3.30	3.88	3.88
Portfolio turnover rate	5%	1%[5]	8%	13%	4%	15%

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. Prior to January 1, 2014, the ratio of expenses did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

8  Reflects fee waivers and/or expense reimbursements.

9  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$16.45	$16.31	$17.07	$16.99	$15.82	$16.50
Income (loss) from investment operations:
Net investment income[3]	0.52	0.39	0.49	0.47	0.54	0.54
Net realized and unrealized gain (loss) on investments	(0.30)	0.14	(0.76)	0.08	1.17	(0.68)
Total income (loss) from investment operations	0.22	0.53	(0.27)	0.55	1.71	(0.14)
Less distributions:
From net investment income	(0.52)	(0.39)	(0.49)	(0.47)	(0.54)	(0.54)
Total distributions	(0.52)	(0.39)	(0.49)	(0.47)	(0.54)	(0.54)
Net asset value, end of period	$16.15	$16.45	$16.31	$17.07	$16.99	$15.82
Total return[4]	1.34%	3.31%[5]	(1.53)%	3.24%	10.96%	(0.90)%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$22,144	$26,904	$28,678	$37,692	$33,068	$28,186
Ratios to average net assets Gross expenses	1.52%	1.48%[6]	1.44%	1.44%	1.45%	1.43%
Net Expenses[7,8]	1.30	1.30[6,9]	1.24[9]	1.21[9]	1.24[9]	1.21[9]
Net investment income	3.18	3.20[6]	2.99	2.71	3.27	3.31
Portfolio turnover rate	5%	1%[5]	8%	13%	4%	15%

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.30%. Prior to January 1, 2014, the ratio of expenses did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

8  Reflects fee waivers and/or expense reimbursements.

9  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$16.45	$16.31	$17.08	$17.00	$15.82	$16.51
Income (loss) from investment operations:
Net investment income[3]	0.63	0.48	0.62	0.60	0.67	0.67
Net realized and unrealized gain (loss) on investments	(0.29)	0.14	(0.77)	0.08	1.18	(0.69)
Total income (loss) from investment operations	0.34	0.62	(0.15)	0.68	1.85	(0.02)
Less distributions:
From net investment income	(0.63)	(0.48)	(0.62)	(0.60)	(0.67)	(0.67)
Total distributions	(0.63)	(0.48)	(0.62)	(0.60)	(0.67)	(0.67)
Net asset value, end of period	$16.16	$16.45	$16.31	$17.08	$17.00	$15.82
Total return[4]	2.12%	3.85%[5]	(0.85)%	4.02%	11.90%	(0.21)%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$16,713	$20,693	$17,624	$23,798	$20,632	$12,815
Ratios to average net assets Gross expenses	0.89%	0.83%[6]	0.92%	0.79%	0.71%	0.78%
Net Expenses[7,8]	0.60	0.60[6,9]	0.48[9]	0.45[9]	0.45[9]	0.45[9]
Net investment income	3.87	3.90[6]	3.74	3.48	4.04	4.08
Portfolio turnover rate	5%	1%[5]	8%	13%	4%	15%

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. Prior to January 1, 2014, the ratio of expenses did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

8  Reflects fee waivers and/or expense reimbursements.

9  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the annual report on the 1919 Socially Responsive Balanced Fund through December 31, 2015.

Throughout the year, the Fund took a variety of measures to respond to changing market conditions. During the first half of the year we increased exposure to the Information Technology, Health Care, and Consumer Discretionary sectors and decreased exposure to the Consumer Staples, Energy, and Industrials sectors. During the second half of the year we continued to add to our Information Technology exposure. We also increased the Fund's exposure to the Financials sector and decreased exposure to the Health Care sector in December.

Throughout the year, we maintained an overweight in the Consumer Discretionary, Industrials and Information Technology sectors and an underweight in the Telecommunications and Utilities sectors.

In the fixed-income portion of the Fund, we continued to purchase primarily Treasuries and corporates in the 7-20 year part of the yield curve, driven by our forecast for a flatter curve by year-end. We also took the opportunity to sell some short and intermediate corporates to reduce the overweight to the sector and raise cash to take advantage of any sell offs. While interest rates did rise into year-end, absolute levels were still relatively low, which continued to support our bias for longer maturities over riskier credits to boost yield.

In the equity portion of the Fund, our stock selection in the Healthcare, Utilities, and Consumer Staples sectors contributed to relative performance in 2015. In terms of sector positioning, our overweighting in the Consumer Discretionary sectors and underweighting in the Energy and Utilities sectors also enhanced results. On an individual stock basis, the largest contributors to performance for the year were Alphabet (both class A and C), Novo Nordisk, Visa, UnitedHealth Group, and Regeneron Pharmaceuticals.

The leading contributor to performance in the fixed-income portion of the Fund was our selection of corporate bonds, more specifically in the industrial sector. The other significant contributor to performance was the term structure of the portfolio, which is still overweight the 7-10 year area. On an individual security basis, the largest contributors to return were U.S. Treasury 2.625% 8/20, FHLMC 2.375% 1/22, Rabobank 4.5% 1/21, Pepsico 5.0% 6/18 and HCP 2.625% 2/20.

1919 Funds 2015 Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders (cont'd)

In the equity portion of the Fund, our stock selection in the Consumer Discretionary, Energy, and Industrials sectors detracted from relative results for the year. In terms of sector positioning, our overweighting in the Industrials sector and our underweighting in the Telecommunication Services sector also detracted from performance. On an individual stock basis, the largest detractors from performance were Potash Corp, FMC Technologies, Union Pacific Corp, Noble Energy, and National Oilwell Varco.

In the fixed-income portion of the Fund, the leading detractor to performance was our underweight to the Securitized sector, more specifically to mortgage-backed securities (MBS). On an individual security basis, the largest detractors from performance were Comcast Corporation 5.65% 6/35, Qualcomm 3.45% 5/25, Norfolk South Corporation 7.25% 2/31, U.S. Treasury 3.5% 2/39, and Potash Corporation of Saskatchewan 5.875% 12/36.

Thank you for your investment in the 1919 Socially Responsive Balanced Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed-Income Portion)
1919 Investment Counsel, LLC

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. Stock prices are subject to market fluctuations and fixed-income securities are subject to credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund's share price. Also, because the Fund uses a social awareness criterion, there may be a smaller universe of investments. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

Must be preceded or accompanied by the Prospectus.

Views are subject to change at any time based on market or other conditions. This information should not be construed as a recommendation for any specific security.

1919 Investment Counsel, LLC is the Adviser to the 1919 Funds, which are distributed by Quasar Distributors, LLC.

1919 Funds 2015 Annual Report

Fund performance (unaudited)

Hypothetical Comparison of Change in Value of $10,000

(Assumes reinvestment of dividends and capital gains)

This chart illustrates the performance of a hypothetical $10,000 investment in the Fund's Class A shares over ten years. Assumes the deduction of the maximum initial sales charge of 5.75% at the time of investment and the reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

1919 Funds 2015 Annual Report

Fund performance (unaudited) (cont'd)

Total Returns as of December 31, 2015

	1 Year	5 Year*	10 Year*	Since Inception
1919 Socially Responsive Balanced Fund
With Sales Charges†
Class A	-7.71%	5.35%	4.44%	N/A
Class B	-7.19	5.55	4.09	N/A
Class C	-3.72	5.86	4.40	N/A
Without Sales Charges
Class A	-2.08	6.61	5.06	N/A
Class B	-2.69	5.55	4.09	N/A
Class C	-2.82	5.86	4.40	N/A
Class I	-1.89	6.9	N/A	5.83	%**
S&P 500 Index(i)	1.38	12.57	7.31	9.17	**
Barclays U.S. Aggregate Bond Index(ii)	0.55	3.25	4.51	4.44	**
Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%)(iii)	1.34	9.87	6.73	8.04	**

*  Average annualized returns

**  The Inception date for Class I shares is July 24, 2008.

†  Class A Shares have a maximum initial sales charge of 5.75%. Class B Shares have a Contingent Deferred Sales Charges (CDSC) of 5.00%, which applies if redemption occurs within 12 months from purchase payment. The CDSC declines by 1.00% per year until no CDSC is incurred. Class C Shares have a CDSC of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2015, the gross total annual operating expense ratios for Class A, Class B, Class C and Class I were 1.23%, 2.43%, 1.98% and 1.02%, respectively. The total net annual operating expense ratios for Class A, Class B, Class C and Class I were 1.23%(iv), 2.39%(iv), 1.98%(iv) and 1.00%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Social Awareness Fund. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Barclays U.S. Aggregate Bond Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

(iii)  The Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Index.

(iv)  The advisor has contractually agreed to waive fees and reimburse operating expenses through December 31, 2016.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2015 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2015 and held for the six months ended December 31, 2015. The hypothetical example is based on a six-month period ended December 31, 2015.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-2.13%	$1,000.00	$978.70	1.27%	$6.33
Class B	-2.32	1,000.00	976.80	1.74	8.67
Class C	-2.47	1,000.00	975.30	2.04	10.16
Class I	-2.02	1,000.00	979.80	1.09	5.44

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,018.80	1.27%	$6.46
Class B	5.00	1,000.00	1,016.43	1.74	8.84
Class C	5.00	1,000.00	1,014.92	2.04	10.36
Class I	5.00	1,000.00	1,019.71	1.09	5.55

1  For the six months ended December 31, 2015.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

1919 Funds 2015 Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2015 Annual Report

Schedule of investments

December 31, 2015

1919 Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 67.1%
Consumer Discretionary — 8.6%
BorgWarner Inc.	42,850	$1,852,406
Target Corp.	23,045	1,673,298
TJX Cos Inc.	26,940	1,910,315
VF Corp.	32,700	2,035,575
Whirlpool Corp.	8,300	1,219,021
Yum! Brands Inc.	25,925	1,893,821
Total Consumer Discretionary		10,584,436
Consumer Staples — 7.1%
Costco Wholesale Corp.	13,450	2,172,175
CVS Health Corp.	22,560	2,205,691
Estee Lauder Cos. Inc., Class A Shares	24,530	2,160,112
General Mills Inc.	16,370	943,894
PepsiCo Inc.	12,645	1,263,489
Total Consumer Staples		8,745,361
Energy — 3.2%
FMC Technologies Inc.	34,530	1,001,716	*
National Oilwell Varco Inc.	23,980	803,090
Noble Energy Inc.	66,500	2,189,845
Total Energy		3,994,651
Financials — 12.1%
ACE Ltd.	17,450	2,039,033
Crown Castle International Corp.	15,840	1,369,368
Discover Financial Services	35,000	1,876,700
Invesco Ltd.	36,840	1,233,403
Simon Property Group LP	6,050	1,176,362
SunTrust Banks Inc.	43,590	1,867,396
T. Rowe Price Group Inc.	17,200	1,229,628
U.S. Bancorp	40,320	1,720,454
Wells Fargo & Co.	43,690	2,374,988
Total Financials		14,887,332
Health Care — 9.9%
Alexion Pharmaceuticals Inc.	4,780	911,785	*
Celgene Corp.	8,630	1,033,529	*
Cerner Corp.	18,420	1,108,332	*
CR Bard Inc.	8,630	1,634,867
Express Scripts Holding Co.	9,910	866,233	*
Gilead Sciences Inc.	12,200	1,234,518
Novo Nordisk A/S, ADR	22,380	1,299,830
Regeneron Pharmaceuticals Inc.	1,570	852,306	*

1919 Funds 2015 Annual Report

Schedule of investments (cont'd)

December 31, 2015

1919 Socially Responsive Balanced Fund

Security			Shares	Value
Health Care — continued
Shire PLC, ADR			6,250	$1,281,250
UnitedHealth Group Inc.			17,210	2,024,584
Total Health Care				12,247,234
Industrials — 7.0%
Danaher Corp.			22,570	2,096,302
Delta Air Lines Inc.			45,890	2,326,164
Eaton Corp. PLC			15,450	804,018
Illinois Tool Works Inc.			13,650	1,265,082
Quanta Services Inc.			43,900	888,975	*
Union Pacific Corp.			16,090	1,258,238
Total Industrials				8,638,779
Information Technology — 14.3%
Alphabet, Inc., Class A Shares			1,820	1,415,978	*
Alphabet, Inc., Class C Shares			1,950	1,479,816	*
Apple Inc.			25,300	2,663,078
Cognizant Technology Solutions Corp., Class A Shares			33,320	1,999,866	*
eBay Inc.			52,540	1,443,799	*
Intuit Inc.			21,540	2,078,610
LinkedIn Corp., Class A Shares			8,000	1,800,640	*
PayPal Holdings Inc.			46,240	1,673,888	*
Visa Inc., Class A Shares			27,520	2,134,176
VMware Inc., Class A Shares			15,910	900,029	*
Total Information Technology				17,589,880
Materials — 1.9%
Air Products & Chemicals Inc.			13,974	1,818,157
Potash Corp. of Saskatchewan Inc.			28,365	485,609
Total Materials				2,303,766
Telecommunication Services — 1.1%
Verizon Communications Inc.			27,870	1,288,151
Total Telecommunication Services				1,288,151
Utilities — 1.9%
American Water Works Co. Inc.			39,180	2,341,005
Total Utilities				2,341,005
Total Common Stocks (Cost — $60,421,115)				82,620,595
Security	Rate	Maturity Date	Face Amount	Value
Asset Backed Securities — 0.5%
Nelnet Student Loan Trust, 2008-2 A4	2.303%	6/26/34	$665,000	$670,024	(a)
Total Asset Backed Securities (Cost — $689,967)				670,024

1919 Funds 2015 Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — 0.8%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	$250,353	$262,956
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/22	320,301	329,757
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/41	117,630	124,568
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	37,012	37,492
Government National Mortgage Association (GNMA), 2010-43 QD, PAC	3.000%	11/20/37	74,910	75,926
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	110,138	112,127
Total Collateralized Mortgage Obligations (Cost — $951,459)				942,826
Corporate Bonds — 18.0%
Consumer Discretionary — 1.9%
Comcast Corp.	3.375%	2/15/25	210,000	212,179
Comcast Corp.	5.650%	6/15/35	600,000	699,558
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.450%	4/1/24	425,000	437,245
Ford Motor Credit Co. LLC	8.000%	12/15/16	350,000	370,162
Scripps Networks Interactive Inc.	2.750%	11/15/19	125,000	123,064
Viacom Inc.	2.500%	9/1/18	150,000	149,721
Viacom Inc.	4.500%	3/1/21	385,000	397,914
Total Consumer Discretionary				2,389,843
Consumer Staples — 1.1%
CVS Health Corp.	3.875%	7/20/25	260,000	265,867
PepsiCo Inc.	5.000%	6/1/18	655,000	709,032
PepsiCo Inc.	3.100%	7/17/22	390,000	400,646
Total Consumer Staples				1,375,545
Energy — 0.7%
FMC Technologies Inc.	2.000%	10/1/17	125,000	123,103
ONEOK Partners LP	2.000%	10/1/17	150,000	143,339
Petrobras International Finance Co.	3.500%	2/6/17	675,000	632,813
Total Energy				899,255
Financials — 7.0%
Aflac Inc.	4.000%	2/15/22	400,000	423,022
Bank of America Corp.	1.350%	11/21/16	600,000	599,340
Bank of Montreal	1.400%	9/11/17	225,000	225,003
Bank of Nova Scotia	2.050%	10/30/18	350,000	351,077
BlackRock Inc.	4.250%	5/24/21	400,000	432,657
Citigroup Inc.	5.500%	9/13/25	325,000	353,454
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/21	1,000,000	1,088,785

1919 Funds 2015 Annual Report

Schedule of investments (cont'd)

December 31, 2015

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — continued
Goldman Sachs Group Inc.	1.462%	11/15/18	$450,000	$452,142	(a)
HCP Inc.	2.625%	2/1/20	750,000	739,145
Hospitality Properties Trust	4.650%	3/15/24	300,000	295,772
Intercontinental Exchange Inc.	2.500%	10/15/18	125,000	126,146
Intercontinental Exchange Inc.	4.000%	10/15/23	300,000	309,286
JPMorgan Chase & Co.	6.000%	1/15/18	200,000	216,074
Morgan Stanley	2.200%	12/7/18	425,000	425,519
Morgan Stanley	5.000%	11/24/25	220,000	233,998
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	540,000	744,748
NYSE Holdings LLC	2.000%	10/5/17	400,000	400,723
Simon Property Group LP	4.125%	12/1/21	250,000	266,690
State Street Corp.	3.700%	11/20/23	200,000	208,318
TD Ameritrade Holding Corp.	2.950%	4/1/22	325,000	322,199
Wells Fargo & Co.	4.600%	4/1/21	380,000	414,541
Total Financials				8,628,639
Health Care — 1.2%
Gilead Sciences Inc.	4.500%	4/1/21	400,000	433,080
Gilead Sciences Inc.	3.650%	3/1/26	375,000	378,649
Medtronic Inc.	4.125%	3/15/21	500,000	532,398
UnitedHealth Group Inc.	1.400%	10/15/17	125,000	124,793
Total Health Care				1,468,920
Industrials — 0.8%
Flowserve Corp.	4.000%	11/15/23	150,000	148,521
Norfolk Southern Corp.	7.250%	2/15/31	650,000	827,065
Total Industrials				975,586
Information Technology — 3.8%
Altera Corp.	2.500%	11/15/18	200,000	201,771
Apple Inc.	2.100%	5/6/19	525,000	531,395
Cisco Systems Inc.	2.125%	3/1/19	300,000	302,713
Intel Corp.	1.350%	12/15/17	350,000	350,566
Intel Corp.	3.700%	7/29/25	275,000	284,783
KLA-Tencor Corp.	4.125%	11/1/21	420,000	421,136
Microsoft Corp.	3.125%	11/3/25	400,000	402,618
Microsoft Corp.	4.200%	11/3/35	400,000	409,275
Oracle Corp.	2.800%	7/8/21	400,000	405,471
Priceline Group Inc.	3.650%	3/15/25	260,000	253,537
QUALCOMM Inc.	3.450%	5/20/25	650,000	624,192
Texas Instruments Inc.	1.650%	8/3/19	400,000	396,162
Total Information Technology				4,583,619

1919 Funds 2015 Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Materials — 0.5%
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	$600,000	$655,657
Total Materials				655,657
Telecommunication Services — 1.0%
AT&T Inc.	3.400%	5/15/25	550,000	529,646
Verizon Communications Inc.	2.252%	9/14/18	175,000	179,306	(a)
Verizon Communications Inc.	6.350%	4/1/19	400,000	450,347
Total Telecommunication Services				1,159,299
Total Corporate Bonds (Cost — $21,482,485)				22,136,363
Foreign Government Agency Issues — 0.3%
International Finance Corp.	0.625%	11/15/16	335,000	334,094
Total Foreign Government Agency Issues (Cost — $334,873)				334,094
Mortgage Backed Securities — 1.4%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool E01603	5.000%	3/1/19	104,066	108,058
Gold Pool G18082	5.000%	11/1/20	83,166	89,139
Gold Pool G12379	4.500%	6/1/21	95,310	99,278
Gold Pool J04311	6.000%	2/1/22	52,280	56,980
Gold Pool C91417	3.500%	1/1/32	221,626	231,820
Gold Pool A35826	5.000%	7/1/35	142,519	155,617
Gold Pool G08112	6.000%	2/1/36	181,568	207,232
Gold Pool G02564	6.500%	1/1/37	78,032	89,913
Gold Pool G08179	5.500%	2/1/37	78,836	87,707
Gold Pool A65694	6.000%	9/1/37	70,096	79,273
Federal National Mortgage Association (FNMA)
Pool 190375	5.500%	11/1/36	12,618	14,099
Pool 490446	6.500%	3/1/29	32	37
Pool 808156	4.500%	2/1/35	32,988	35,754
Pool 891596	5.500%	6/1/36	1,972	2,205
Pool 916386	6.000%	5/1/37	70,777	80,109
Pool 946594	6.000%	9/1/37	79,873	90,324
General National Mortgage Association (GNMA)
Gold Pool 550763X	5.000%	12/15/35	263,062	293,250
Gold Pool 003922M	7.000%	11/20/36	35,941	44,364
Total Mortgage Backed Securities (Cost — $1,601,479)				1,765,159
Municipal Bonds — 0.3%
Pennsylvania — 0.3%
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/30	390,000	428,575
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/30	10,000	11,615	(b)
Total Municipal Bonds (Cost — $404,202)				440,190

1919 Funds 2015 Annual Report

Schedule of investments (cont'd)

December 31, 2015

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 8.8%
Federal Farm Credit Bank (FFCB)	2.070%	9/27/21	$500,000	$495,848
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/19	375,000	401,682
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/19	245,000	241,792
Federal Home Loan Mortgage Corp (FHLMC)	2.375%	1/13/22	1,700,000	1,725,065
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	303,000	429,760
United States Treasury Bonds	7.875%	2/15/21	425,000	550,500
United States Treasury Bonds	7.250%	8/15/22	450,000	595,415
United States Treasury Bonds	7.125%	2/15/23	300,000	400,758
United States Treasury Bonds	6.250%	8/15/23	165,000	213,076
United States Treasury Bonds	7.500%	11/15/24	640,000	912,775
United States Treasury Bonds	7.625%	2/15/25	275,000	397,676
United States Treasury Bonds	6.875%	8/15/25	100,000	140,078
United States Treasury Bonds	6.500%	11/15/26	135,000	188,952
United States Treasury Bonds	3.500%	2/15/39	718,000	794,456
United States Treasury Bonds	4.375%	11/15/39	204,000	256,594
United States Treasury Notes	3.625%	8/15/19	210,000	225,528
United States Treasury Notes	2.625%	8/15/20	2,629,000	2,731,591
United States Treasury Notes	3.125%	5/15/21	150,000	159,559
Total U.S. Government & Agency Obligations (Cost — $10,441,146)				10,861,105
Total Investments — 97.2% (Cost — $96,326,726)				119,770,356
Other Assets in Excess of Liabilities — 2.8%				3,395,880
Total Net Assets — 100.0%				$123,166,236

Notes:

*  Non-income producing security.

(a)  Variable rate security. Interest rate disclosed is rate at period end.

(b)  Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

Abbreviations used in this schedule:

ADR   — American Depositary Receipts

GO   — General Obligation

PAC   — Planned Amortization Class

PLC   — Public Limited Company

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2015 Annual Report

1919 Socially Responsive Balanced Fund

Statement of assets and liabilities

December 31, 2015

Assets:
Investments in securities at value (cost $96,326,726)	$119,770,356
Cash	3,472,364
Receivable for Fund shares sold	43,666
Dividends and interest receivable	405,410
Prepaid expenses	25,395
Total Assets	123,717,191
Liabilities:
Payable for Fund shares repurchased	321,175
Investment management fee payable	59,587
Service and/or distribution fees payable	96,556
Accrued other expenses	73,637
Total Liabilities	550,955
Net Assets	$123,166,236
Components of Net Assets:
Paid-in capital	$98,104,223
Accumulated net investment loss	(25,862)
Accumulated net realized gain on investments	1,644,245
Net unrealized appreciation on investments	23,443,630
Net Assets	$123,166,236
Class A:
Net Assets	$102,033,419
Issued and Outstanding	6,126,801
Net Asset Value, Redemption Price and Offering Price Per Share	$16.65
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$17.67
Class B:^
Net Assets	$2,467,919
Issued and Outstanding	150,451
Net Asset Value, Redemption Price* and Offering Price Per Share	$16.40
Class C:
Net Assets	$13,457,621
Issued and Outstanding	799,441
Net Asset Value, Redemption Price* and Offering Price Per Share	$16.83
Class I:
Net Assets	$5,207,277
Issued and Outstanding	313,061
Net Asset Value, Redemption Price and Offering Price Per Share	$16.63

^  Class B Shares are no longer offered for new purchase. Class B shares are unavailable for reinvestment and incoming exchanges.

*  Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year of purchase (See Note 2).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

1919 Socially Responsive Balanced Fund

Statement of operations

For the Year Ended December 31, 2015

Investment Income:
Dividend income (Net of foreign tax of $15,865)	$1,347,591
Interest income	1,109,296
Total Investment Income	2,456,887
Expenses:
Investment management fee (Note 3)	844,491
Service and/or distribution fees (Note 6)	453,122
Transfer agent fees and expenses (Note 6)	158,629
Administration and fund accounting fees	105,157
Shareholder reporting fees	51,039
Registration fees	50,827
Audit fees	16,700
Trustees' fees	12,654
Custody fees	9,459
Insurance fees	8,570
Legal fees	8,306
Miscellaneous	7,456
Compliance Fee	5,720
Total Expenses	1,732,130
Expenses waived by the Adviser	(7,861)
Net Expenses	1,724,269
Net Investment Income	732,618
Realized and Unrealized Loss on Investments
Net Realized Gain on Investments	9,752,433
Net Change in Unrealized Appreciation/Depreciation on Investments	(13,249,128)
Net Realized and Unrealized Loss on Investments	(3,496,695)
Net Decrease in Net Assets Resulting from Operations	$(2,764,077)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

1919 Socially Responsive Balanced Fund

Statements of changes in net assets

For the Year Ended December 31, 2015/ the Period Ended December 31, 2014*/ and the Year Ended January 31, 2014	2015	2014*	2014
Increase (Decrease) in Net Assets from: Operations:
Net investment income	$732,618	$586,486	$695,764
Net realized gain on investments	9,752,433	17,359,480	12,199,395
Net change in unrealized appreciation/depreciation on investments	(13,249,128)	(2,773,306)	3,807,563
Net Increase (Decrease) in Net Assets Resulting From Operations	(2,764,077)	15,172,660	16,702,722
Distributions to shareholders:
From net investment income:
Class A	(741,346)	(741,808)	(778,337)
Class B	(2,778)	(1,303)	—
Class C	(1,972)	(4,353)	(2,052)
Class I	(41,972)	(33,356)	(30,856)
From net realized gains:
Class A	(7,584,385)	(15,031,356)	(9,125,245)
Class B	(185,593)	(540,513)	(516,768)
Class C	(998,009)	(1,908,724)	(876,127)
Class I	(383,260)	(511,033)	(308,311)
Total Distributions to Shareholders	(9,939,315)	(18,772,446)	(11,637,696)
Capital Transactions:
Net proceeds from shares sold	8,229,341	11,961,741	13,000,370
Reinvestment of distributions	9,452,895	17,912,302	11,191,117
Cost of shares repurchased	(19,215,718)	(33,915,352)	(26,849,363)
Net Decrease in Net Assets From Capital Transactions	(1,533,482)	(4,041,309)	(2,657,876)
Total Increase (Decrease) in Net Assets	(14,236,874)	(7,641,095)	2,407,150
Net Assets:
Beginning of period	137,403,110	145,044,205	142,637,055
End of period	$123,166,236	$137,403,110	$145,044,205
Accumulated net investment income (loss)	$(25,862)	$(5,747)	$91,534

*  For the period February 1, 2014 through December 31, 2014. See Note 1.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$18.49	$19.17	$18.54	$17.12	$16.98	$14.92
Income (loss) from investment operations:
Net investment income[3]	0.12	0.12	0.11	0.14	0.14	0.15
Net realized and unrealized gain (loss) on investments	(0.50)	2.00	2.15	1.44	0.15	2.08
Proceeds from settlement of regulatory matter	—	—	—	—	—	0.04
Total income (loss) from investment operations	(0.38)	2.12	2.26	1.58	0.29	2.27
Less distributions:
From net investment income	(0.13)	(0.12)	(0.12)	(0.16)	(0.15)	(0.21)
From net realized gain on investments	(1.33)	(2.68)	(1.51)	—	—	—
Total distributions	(1.46)	(2.80)	(1.63)	(0.16)	(0.15)	(0.21)
Net asset value, end of period	$16.65	$18.49	$19.17	$18.54	$17.12	$16.98
Total return[4]	(2.08)%	10.98%[5]	12.31%	9.25%	1.75%[6]	15.33%[7]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$102,033	$114,507	$121,901	$121,927	$124,660	$137,999
Ratios to average net assets Gross expenses	1.21%	1.23%[8]	1.27%	1.30%	1.30%	1.30%
Net Expenses	1.21[9]	1.23[8,9,10]	1.27[10]	1.30[10]	1.30[10]	1.30[10]
Net investment income	0.65	0.54[8]	0.59	0.76	0.83	0.94
Portfolio turnover rate	26%	23%[5]	22%	26%	29%	30%

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized

6  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.69% for the year ended January 31, 2012.

7  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 15.06%. Class A received $352,680 related to this distribution.

8  Annualized.

9  As a result of an expense limitation arrangement implemented as of November 7,2014, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.27%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

10  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class B Shares	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$18.23	$19.03	$18.51	$17.13	$17.01	$14.97
Income (loss) from investment operations:
Net investment income (loss)[3]	0.00[4]	(0.12)	(0.10)	(0.06)	(0.04)	(0.00)[4]
Net realized and unrealized gain (loss) on investments	(0.48)	2.00	2.13	1.44	0.16	2.06
Proceeds from settlement of regulatory matter	—	—	—	—	—	0.19
Total income (loss) from investment operations	(0.48)	1.88	2.03	1.38	0.12	2.25
Less distributions:
From net investment income	(0.02)	(0.00)[4]	—	—	(0.00)[4]	(0.21)
From net realized gain on investments	(1.33)	(2.68)	(1.51)	—	—	—
Total distributions	(1.35)	(2.68)	(1.51)	0.00	0.00[4]	(0.21)
Net asset value, end of period	$16.40	$18.23	$19.03	$18.51	$17.13	$17.01
Total return[5]	(2.69)%	9.84%[6]	11.03%	8.06%	0.72%[7]	15.26%[8]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$2,468	$3,942	$6,433	$8,433	$10,855	$15,666
Ratios to average net assets Gross expenses	1.83%	2.43%[9]	2.39%	2.41%	2.35%	2.28%
Net Expenses	1.83[10]	2.43[9,10,11]	2.39[11]	2.41[11]	2.35[11]	2.28[11]
Net investment income (loss)	0.02	(0.66)[9]	(0.53)	(0.34)	(0.23)	(0.03)
Portfolio turnover rate	26%	23%[6]	22%	26%	29%	30%

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not Annualized

7  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.60% for the year ended January 31, 2012.

8  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 13.98%. Class B received $214,328 related to this distribution.

9  Annualized

10  As a result of an expense limitation arrangement implemented as of November 7,2014, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 2.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

11  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$18.69	$19.36	$18.73	$17.30	$17.15	$15.07
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.02)	(0.03)	(0.02)	0.02	0.03	0.04
Net realized and unrealized gain (loss) on investments	(0.51)	2.05	2.16	1.45	0.16	2.10
Proceeds from settlement of regulatory matter	—	—	—	—	—	0.07
Total income (loss) from investment operations	(0.53)	2.02	2.14	1.47	0.19	2.21
Less distributions:
From net investment income	(0.00)[4]	(0.01)	(0.00)[4]	(0.04)	(0.04)	(0.13)
From net realized gain on investments	(1.33)	(2.68)	(1.51)	—	—	—
Total distributions	(1.33)	(2.69)	(1.51)	(0.04)	(0.04)	(0.13)
Net asset value, end of period	$16.83	$18.69	$19.36	$18.73	$17.30	$17.15
Total return[5]	(2.82)%	10.30%[6]	11.51%	8.50%	1.09%[7]	14.75%[8]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$13,458	$14,952	$12,122	$10,635	$10,003	$11,511
Ratios to average net assets Gross expenses	2.01%	1.93%[9]	1.98%	1.98%	1.96%	2.01%
Net Expenses[10]	1.98[11]	1.92[9,10,11]	1.98[10]	1.98[10]	1.96[10]	2.01[10]
Net investment income (loss)	(0.11)	(0.15)[9]	(0.12)	0.09	0.17	0.23
Portfolio turnover rate	26%	23%[6]	22%	26%	29%	30%

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not Annualized.

7  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.04% for the year ended January 31, 2012.

8  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 14.28%. Class C received $47,518 related to this distribution.

9  Annualized.

10  The impact of compensating balance arrangements, if any, was less than 0.01%.

11  As a result of an expense limitation arrangement implemented as of November 7,2014, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.98%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$18.47	$19.15	$18.54	$17.12	$16.99	$14.92
Income (loss) from investment operations:
Net investment income[3]	0.16	0.18	0.17	0.19	0.19	0.20
Net realized and unrealized gain (loss) on investments	(0.50)	1.99	2.14	1.44	0.14	2.09
Total income (loss) from investment operations	(0.34)	2.17	2.31	1.63	0.33	2.29
Less distributions:
From net investment income	(0.17)	(0.17)	(0.19)	(0.21)	(0.20)	(0.22)
From net realized gain on investments	(1.33)	(2.68)	(1.51)	—	—	—
Total distributions	(1.50)	(2.85)	(1.70)	(0.21)	(0.20)	(0.22)
Net asset value, end of period	$16.63	$18.47	$19.15	$18.54	$17.12	$16.99
Total return[4]	(1.89)%	11.31%[5]	12.61%	9.60%	1.99%[6]	15.51%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$5,207	$4,002	$4,588	$1,642	$994	$1,141
Ratios to average net assets Gross expenses	1.06%	1.02%[7]	1.07%	1.05%	1.16%	1.08%
Net Expenses[9]	1.00	0.97[7,8]	1.00[8]	1.00[8]	1.00[8]	0.95[8]
Net investment income	0.87	0.81[7]	0.85	1.07	1.12	1.25
Portfolio turnover rate	26%	23%[5]	22%	26%	29%	30%

1  For the period ended January 31, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.93% for the year ended January 31, 2012.

7  Annualized.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

9  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Annual Report

Notes to financial statements

Note 1. Organization

The 1919 Financial Services Fund (the "Financial Services Fund"), 1919 Maryland Tax-Free Income Fund (the "Maryland Fund") and 1919 Socially Responsive Balanced Fund (the "Socially Responsive Fund", and together, the "Funds") are separate series of the Trust for Advised Portfolios (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Financial Services Fund and Maryland Tax-Free Fund are registered as non-diversified investment series; the Socially Responsive Fund is registered as a diversified series.

The Funds were converted to the Trust on November 10, 2014, and were previously organized in the Legg Mason Partners Equity Trust as the Legg Mason Investment Counsel ("LMIC") Financial Services Fund and LMIC Social Awareness Fund, and in the Legg Mason Tax-Free Income Fund as the LMIC Maryland Tax-Free Income Trust (the "Predecessor Funds"). Concurrent with the reorganization into the Trust, the Board of Trustees (the "Board") of the Trust elected to change the fiscal year end for each of the Funds to December 31.

The Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Maryland Fund seeks a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. The Socially Responsive Fund seeks to provide high total return consisting of capital appreciation and current income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter ("OTC") market. If there is not trading on a particular day, the mean between the last quoted bid and ask price is used.

1919 Funds 2015 Annual Report

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds' assets carried at fair value:

1919 FINANCIAL SERVICES FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$112,430,157	$5,441,328	$—	$117,871,485
Total long-term investments	$112,430,157	$5,441,328	$—	$117,871,485
Total investments	$112,430,157	$5,441,328	$—	$117,871,485

1919 MARYLAND TAX-FREE INCOME FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Municipal Bonds	$—	$129,881,487	$—	$129,881,487
Total investments	$—	$129,881,487	$—	$129,881,487

1919 SOCIALLY RESPONSIVE BALANCED FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$82,620,595	$—	$—	$82,620,595
Asset Backed Securities	—	670,024	—	670,024
Collateralized Mortgage Obligations	—	942,826	—	942,826
Corporate Bonds	—	22,136,363	—	22,136,363
Foreign Government Agency Issues	—	334,094	—	334,094
Mortgage Backed Securities	—	1,765,159	—	1,765,159
Municipal Bonds	—	440,190	—	440,190
U.S. Government & Agency Obligations	—	10,861,105	—	10,861,105
Total long-term investments	$82,620,595	$37,149,761	$—	$119,770,356
Total investments	$82,620,595	$37,149,761	$—	$119,770,356

*  See Schedule of Investments for additional detailed categorizations.

1919 Funds 2015 Annual Report

Notes to financial statements (cont'd)

The Funds recognize transfers between levels at the end of the reporting period. There were no transfers between levels at year end. There were no Level 3 securities held at year end.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund acquires a debt security subject to an obligation of the seller to repurchase, and of the fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the fund's holding period. When entering into repurchase agreements, it is the Funds' policy that the custodian or a third party custodian, acting on the Funds' behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

1919 Funds 2015 Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) REIT distribution. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Funds are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds' records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Concentration risk. The Financial Services Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

The Maryland Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental policies of, the State of Maryland could have a significant impact on the performance of the Fund.

The Maryland Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than a fund not following that practice.

The Maryland Fund may invest a significant portion of assets in securities issued by local governments or public authorities that are rated according to their particular creditworthiness, which may vary significantly from the state's general obligations. The value of the Fund's shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

(f) Foreign investment risk. The Financial Services Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

1919 Funds 2015 Annual Report

Notes to financial statements (cont'd)

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distribution to shareholders. The Financial Services Fund makes distributions from net investment income and of net realized gains, if any, at least annually. The Maryland Fund declares income distributions each business day to shareholders of record, which are paid monthly. The Maryland Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. The Socially Responsive Fund makes distributions from net investment income on a quarterly basis, and distributions of realized gains, if any, are declared annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Predecessor Funds had an arrangement with their custodian bank whereby a portion of the custodian's fees were paid indirectly by credits earned on the Funds' cash on deposit with the bank.

(k) Federal and other taxes. It is the Funds' policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds' financial statements.

Management has analyzed the Funds' tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. As of December 31, 2015, open tax years for the Financial Services Fund and Maryland Fund include the tax years ended March 31, 2013 through 2014, the period from April 1, 2014 to December 31, 2014, and the year ended December 31, 2015.

1919 Funds 2015 Annual Report

As of December 31, 2015, open tax years for the Socially Responsive Fund include the tax years ended January 31, 2013 through 2014, the period from February 1 to December 31, 2014, and the year ended December 31, 2015. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Prior to converting to the Trust, the Adviser was previously known as Legg Mason Investment Counsel, LLC and served as sub-advisor to the Predecessor Funds. Prior to the conversion, Legg Mason Partners Fund Advisors, LLC ("LMPFA") served as investment manager to the Predecessor Funds, and Western Asset Management managed the Predecessor Funds' cash and short-term investments. Prior to the reorganization, the investment management fees paid as a percentage of average net assets were as follows: 0.80% for the Financial Services Fund, 0.55% for Maryland Tax-Free Fund, and 0.65% for the Socially Responsive Fund.

Under the terms of this agreement, the Funds pay an investment management fee, calculated daily and paid monthly for each Fund as follows:

Fund	Annual Rate
1919 Financial Services Fund	0.80% on average net assets
1919 Maryland Tax-Free Income Fund	0.55% on average net assets
1919 Socially Responsive Balanced Fund	0.65% on average net assets up to $100 million 0.61% on next $100 million 0.51% on next $100 million 0.46% thereafter

The Adviser has contractually agreed to reduce fees and pay expenses (other than interest, commissions, taxes, acquired fund fees and expenses, and extraordinary expenses) so that total annual operating expenses do not exceed the levels set forth below. This expense limitation arrangement cannot be terminated prior to December 31, 2016, without the Board's consent.

Fund	Class A	Class B	Class C	Class I
1919 Financial Services Fund	1.46%	N/A	2.13%	1.05%
1919 Maryland Tax-Free Income Fund	0.75%	N/A	1.30%	0.60%
1919 Socially Responsive Balanced Fund	1.27%	2.39%	1.98%	1.00%

Prior to the conversion, the Predecessor Funds had similar agreements to limit the operating expenses of each Fund as follows:

Predecessor Fund	Class A	Class B	Class C	Class I
LMIC Financial Services Fund	1.50%	N/A	2.25%	1.25%
LMIC Maryland Tax-Free Income Trust	0.75%	N/A	1.30%	0.60%
LMIC Social Awareness Balanced Fund	N/A	N/A	N/A	1.00%

1919 Funds 2015 Annual Report

Notes to financial statements (cont'd)

These arrangements are expected to continue until December 31, 2016, and may not be terminated or amended prior to that date by agreement of the Adviser and the Board. After that date, the arrangements may be terminated or amended at any time by the Board upon 60 days' notice to the Adviser or by the Adviser with consent of the Board. These arrangements, however, may be modified by the Adviser to decrease total annual operating expenses at any time. For the Financial Services Fund and the Socially Responsive Fund, the Adviser may request recoupment for management fee waivers and Fund expense payments during the same fiscal year in which the Adviser earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. For the Maryland Fund, the Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the Adviser earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. Amounts waived prior to the conversion are not available for recoupment. Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board. The amounts waived are detailed on each Fund's Statement of Operations.

For 1919 Maryland Tax-Free Income Fund, the adviser may recoup a portion of the following amounts no later than December 31 of the year stated below:

2016:	$—
2017:	42,474
2018:	286,750
$329,833

U.S. Bancorp Fund Services ("USBFS") serves as the Fund's Administrator. Each Fund pays USBFS a monthly fee computed at annual rate of average net assets, subject to a $60,000 annual minimum and $10,000 for each share class in excess of two, as follows:

Average Daily Net Assets	Annual Rate
First $500 million	0.050%
Next $500 million	0.040
Next $1 Billion	0.035
Next $1 Billion	0.030
Thereafter	0.025

Quasar Distributors, LLC ("Quasar") acts as the principal underwriter in a continuous offering of the Funds' shares. Prior to the conversion, Legg Mason Investor Services, LLC ("LMIS"), a wholly-owned broker-dealer subsidiary of Legg Mason, served as the Funds' sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares of the Financial Services Fund and Socially Responsive Fund; the maximum initial sales charge for Class A shares of the Maryland Fund is 4.25%. There is a contingent deferred sales charge

1919 Funds 2015 Annual Report

("CDSC") of 1.00% on Class C shares for the Funds, which applies if redemption occurs within 12 months from purchase. Class B shares of the Socially Responsive Fund have a CDSC if redeemed within five years of purchase, initially at 5.00% and declining 1.00% annually until the five-year period is complete. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with other purchases in the Funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For Class A shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.

For the year ended December 31, 2015, Quasar, did not retain sales charges on sales of the Class A shares of the Financial Services Fund, Maryland Fund, and Socially Responsive Fund. In addition, for the year ended December 31, 2015, CDSCs paid to Quasar were:

CDSCs	Class A	Class B	Class C
1919 Financial Services Fund	N/A	N/A	$5,159
1919 Maryland Tax-Free Income Fund	N/A	N/A	$2,187
1919 Socially Responsive Balanced Fund	N/A	$845	$1,198

Note 4. Investments transactions

During the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

1919 FINANCIAL SERVICES FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$22,845,949	—
Sales	$21,616,177	—

1919 MARYLAND TAX-FREE INCOME FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$7,210,960	—
Sales	$23,129,230	—

1919 SOCIALLY RESPONSIVE BALANCED FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$30,326,502	$2,699,533
Sales	$44,460,694	$2,001,195

1919 Funds 2015 Annual Report

Notes to financial statements (cont'd)

Note 5. Income tax information and distributions to shareholders

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	1919 Financial Services Fund	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Cost of Investments for tax purposes	$81,287,589	$123,031,985	$96,541,730
Gross tax unrealized appreciation	37,599,457	10,861,190	37,142,061
Gross tax unrealized depreciation	(1,015,561)	(4,011,688)	(13,913,435)
Net tax unrealized appreciation on investment	36,583,896 *	6,849,502	23,228,626
Undistributed ordinary income	76,460	—	54,977
Undistributed tax-exempt income	—	135,657	—
Undistributed long-term capital gains	1,128,613	—	1,807,204
Capital loss carryforwards	—	(632,325)	—
Other book/tax temporary differences	(32,535)	(111,103)	(28,794)
Total accumulated earnings	$37,756,434	$6,241,731	$25,062,013

*  Includes appreciation/depreciation on foreign currency.

The tax character of distributions paid during the year ended December 31, 2015, the periods ended December 31, 2014, and the prior two fiscal periods for each Fund was as follows:

1919 FINANCIAL SERVICES FUND

	Year Ended December 31, 2015	Period Ended December 31, 2014	Year Ended March 31, 2014
Distribution Paid From:
Ordinary Income	$482,912	$410,297	$165,003
Net Long Term Capital Gains	7,865,810	2,522,883	—

1919 MARYLAND TAX-FREE INCOME FUND

	Year Ended December 31, 2015	Period Ended December 31, 2014	Year Ended March 31, 2014
Distribution Paid From:
Tax Exempt Income	$4,995,289	$4,244,810	$6,330,329
Ordinary Income	186,280	130,997	80,348

1919 SOCIALLY RESPONSIVE BALANCED FUND

	Year Ended December 31, 2015	Period Ended December 31, 2014	Year Ended January 31, 2014
Distribution Paid From:
Ordinary Income	$788,068	$1,890,743	$811,245
Net Long Term Capital Gains	9,151,247	16,881,703	10,826,451

1919 Funds 2015 Annual Report

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related reclassifications of paydown gains and losses on mortgage and asset-backed securities, foreign currency gains and losses, and amortization adjustments made for reporting purposes. These classifications have no effect on net assets or net asset value per share. For the year ended December 31, 2015, the following table shows the reclassifications made:

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments
1919 Financial Services Fund	$(3,513)	$3,513
1919 Maryland Tax-Free Income Fund	—	—
1919 Socially Responsive Balanced Fund	35,335	(35,335)

As of December 31, 2015, the Funds have capital loss carry forward amounts ("CLCFs") as summarized in the following table. Under the provision of the Regulated Investment Company Modernization Act of 2010, CLCFs originated in tax years beginning after December 22, 2010 can be carried forward indefinitely, and applied to offset future capital gains. CLCFs are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year. CLCFs originating in tax year beginning before December 22, 2010 may be carried forward, subject to certain limitations, for up to eight succeeding tax years, after which any unutilized CLCFs expire.

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer in to their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of December 31, 2015, the Funds deferred, on a tax basis, post-October losses as shown in the table below:

	1919 Financial Services Fund	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Capital Loss Carryovers — expires 2016	$—	$235,583	$—
Capital Loss Carryovers — Short-Term	—	396,742	—
Capital Loss Carryovers — Long-Term	—	—	—
Post-October Losses	—	—	—

During the tax period ended December 31, 2015, the Maryland Tax-Free Income Fund utilized $368,323 of its CLCF to offset taxable gains.

1919 Funds 2015 Annual Report

Notes to financial statements (cont'd)

Note 6. Class specific expenses

The Funds have each adopted a Rule 12b-1 distribution plan, under which the Funds pay a service fee with respect to their Class A, Class B (as applicable), and Class C shares as reflected in the table below. The Funds pay a distribution fee with respect to Class B (as applicable) and Class C shares as reflected in the table below. Service and distribution fees are accrued daily and paid monthly.

Fund	Class A	Class B Service	Class B Distribution	Class C Service	Class C Distribution
1919 Financial Services Fund	0.25%	N/A	N/A	0.25%	0.75%
1919 Maryland Tax-Free Income Fund	0.15%	N/A	N/A	0.25%	0.45%
1919 Socially Responsive Balanced Fund	0.25%	0.25%	0.75%	0.25%	0.75%

For the year ended December 31, 2015, class specific expenses were as follows:

1919 FINANCIAL SERVICES FUND

	December 31, 2015
	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$158,704	$97,042
Class C	256,371	45,485
Class I	—	35,275
Total	$415,075	$177,802

1919 MARYLAND TAX-FREE INCOME FUND

	December 31, 2015
	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$147,987	$64,946
Class C	171,988	24,862
Class I	—	31,231
Total	$319,975	$121,039

1919 SOCIALLY RESPONSIVE BALANCED FUND

	December 31, 2015
	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$274,019	$126,227
Class B	32,057	(720	)*
Class C	147,046	24,166
Class I	—	8,956
Total	$453,122	$158,629

*  Amount is negative due to expense accrual adjustment.

1919 Funds 2015 Annual Report

Note 7. Shares of beneficial interest

At December 31, 2015, the Funds had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

1919 FINANCIAL SERVICES FUND

	Year Ended December 31, 2015		Period Ended December 31, 2014		Year Ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Shares sold	939,414	$18,987,754	454,202	$8,479,937	2,282,856	$38,704,910
Shares issued on reinvestment	233,913	4,544,928	79,804	1,558,913	3,782	68,041
Shares repurchased	(848,832)	(16,604,203)	(1,339,019)	(25,025,020)	(916,590)	(15,679,577)
Net increase (decrease)	324,495	$6,928,479	(805,013)	$(14,986,170)	1,370,048	$23,093,374
Class C
Shares sold	184,570	$3,456,531	109,287	$1,935,141	433,918	$7,169,900
Shares issued on reinvestment	92,820	1,690,256	29,657	546,751	—	—
Shares repurchased	(180,243)	(3,316,954)	(247,875)	(4,381,143)	(124,659)	(2,006,677)
Net increase (decrease)	97,147	$1,829,833	(108,931)	$(1,899,251)	309,259	$5,163,223
Class I
Shares sold	258,349	$5,216,389	366,091	$6,840,285	518,166	$8,984,023
Shares issued on reinvestment	77,493	1,517,327	30,074	590,002	4,741	85,535
Shares repurchased	(353,195)	(6,897,107)	(476,463)	(8,932,975)	(137,235)	(2,371,497)
Net increase (decrease)	(17,353)	$(163,391)	(80,298)	$(1,502,688)	385,675	$6,698,061

1919 Funds 2015 Annual Report

Notes to financial statements (cont'd)

1919 MARYLAND TAX-FREE INCOME FUND

	Year Ended December 31, 2015		Period Ended December 31, 2014		Year Ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Shares sold	166,454	$2,719,214	86,329	$1,416,997	258,882	$4,290,184
Shares issued on reinvestment	205,219	3,338,962	176,109	2,889,901	264,462	4,340,041
Shares repurchased	(903,135)	(14,692,571)	(1,193,348)	(19,579,118)	(2,134,806)	(35,122,123)
Net decrease	(531,462)	$(8,634,395)	(930,910)	$(15,272,220)	(1,611,462)	$(26,491,898)
Class C
Shares sold	40,660	$662,150	96,183	$1,579,049	205,369	$3,400,875
Shares issued on reinvestment	40,808	663,954	34,597	567,714	51,205	840,166
Shares repurchased	(346,297)	(5,635,163)	(253,726)	(4,159,806)	(706,008)	(11,604,193)
Net decrease	(264,829)	$(4,309,059)	(122,946)	$(2,013,043)	(499,434)	$(7,363,152)
Class I
Shares sold	300,940	$4,904,049	534,797	$8,758,009	316,055	$5,211,621
Shares issued on reinvestment	32,706	532,349	24,957	409,728	34,274	562,815
Shares repurchased	(557,047)	(9,099,045)	(382,408)	(6,280,134)	(663,606)	(10,846,639)
Net increase (decrease)	(223,401)	$(3,662,647)	177,346	$2,887,603	(313,277)	$(5,072,203)

1919 SOCIALLY RESPONSIVE BALANCED FUND

	Year Ended December 31, 2015		Period Ended December 31, 2014		Year Ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Shares sold	213,562	$3,928,615	337,033	$6,756,049	369,191	$7,196,534
Shares issued on reinvestment	481,764	8,117,238	816,186	15,404,538	505,789	9,676,106
Shares repurchased	(762,098)	(13,995,119)	(1,318,805)	(26,683,896)	(1,091,557)	(21,312,920)
Net decrease	(66,772)	$(1,949,266)	(165,586)	$(4,523,309)	(216,577)	$(4,440,280)
Class B
Shares sold	2	$44	262	$4,862	1,366	$26,999
Shares issued on reinvestment	11,242	185,520	28,819	536,771	27,048	513,119
Shares repurchased	(77,007)	(1,400,959)	(150,947)	(3,013,063)	(146,041)	(2,828,311)
Net decrease	(65,763)	$(1,215,395)	(121,866)	$(2,471,430)	(117,627)	$(2,288,193)
Class C
Shares sold	84,472	$1,561,620	161,478	$3,255,238	117,027	$2,306,452
Shares issued on reinvestment	49,504	838,255	83,715	1,591,938	38,259	738,092
Shares repurchased	(134,606)	(2,485,044)	(71,178)	(1,447,439)	(96,947)	(1,913,663)
Net increase (decrease)	(630)	$(85,169)	174,015	$3,399,737	58,339	$1,130,881
Class I
Shares sold	150,305	$2,739,062	95,943	$1,945,592	178,071	$3,470,385
Shares issued on reinvestment	18,521	311,882	20,152	379,055	13,806	263,800
Shares repurchased	(72,400)	(1,334,596)	(139,040)	(2,770,954)	(40,868)	(794,469)
Net increase (decrease)	96,426	$1,716,348	(22,945)	$(446,307)	151,009	$2,939,716

1919 Funds 2015 Annual Report

Note 8. Subsequent events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the period end, the Maryland Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	1/31/2016	$0.050212	$0.042671	$0.052283

The Funds has determined that there were no other subsequent events that would need to be disclosed in the financial statements.

1919 Funds 2015 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Trust for Advised Portfolios and the Shareholders of 1919 Financial Services Fund, 1919 Maryland Tax-Free Income Fund, and 1919 Socially Responsive Balanced Fund

We have audited the accompanying statements of assets and liabilities of the 1919 Financial Services Fund, 1919 Maryland Tax-Free Income Fund, and 1919 Socially Responsive Balanced Fund (the "Funds"), each a series of shares of beneficial interest in the Trust for Advised Portfolios, including the schedules of investments, as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the periods ended December 31, 2014. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended March 31, 2014 and the financial highlights for each of the years in the four-year period ended March 31, 2014 of the 1919 Financial Services Fund were audited by other auditors whose report dated May 14, 2014, expressed an unqualified opinion on such financial statement and financial highlights. The statement of changes in net assets for the year ended March 31, 2014 and the financial highlights for each of the years in the four-year period ended March 31, 2014 of the 1919 Maryland Tax-Free Income Fund were audited by other auditors whose report dated May 15, 2014, expressed an unqualified opinion on such financial statement and financial highlights. The statement of changes in net assets for the year ended January 31, 2014 and the financial highlights for each of the years in the four-year period ended January 31, 2014 of the 1919 Socially Responsive Balanced Fund were audited by other auditors whose report dated March 18, 2014, expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the 1919 Financial Services Fund, 1919 Maryland Tax-Free Income Fund, and 1919 Socially Responsive Balanced Fund, as of December 31, 2015, and the results of their operations for the year then ended and, the changes in their net assets and their financial highlights for the year then ended and the periods ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

  BBD, LLP

Philadelphia, Pennsylvania
February 29, 2016

1919 Funds 2015 Annual Report

1919 Funds

Other Information (unaudited)

December 31, 2015

Proxy Voting

The Funds' proxy voting guidelines and a record of the Predecessor Funds' proxy votes for the 12 months ended June 30, 2015 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Tax Information

The percentage of the ordinary income distributions paid monthly by the Maryland Tax-Free Income Fund for the year ended December 2015 qualifying as tax-exempt interest dividends for Federal income tax purposes is 96.39%.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income for the year ended December 31, 2015, designated as qualified dividend/net interest income for the Funds is as follows:

Percentage
1919 Financial Services Fund	100.00%
1919 Socially Responsive Balanced Fund	99.71

The percentage of ordinary income distributions paid monthly the 1919 Maryland Tax-Free Income Fund for the year ended December 31, 2015, was 100.00%.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended December 31, 2015, is as follows:

Percentage
1919 Financial Services Fund	100.00%
1919 Maryland Tax-Free Income Fund	0.00
1919 Socially Responsive Balanced Fund	99.37

1919 Funds 2015 Annual Report

1919 Funds

Other Information (unaudited) (cont'd)

December 31, 2015

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the period ended December 31, 2015, by Funds is as follows:

Percentage
1919 Financial Services Fund	1.92%
1919 Maryland Tax-Free Income Fund	0.00
1919 Socially Responsive Balanced Fund	0.00

1919 Funds 2015 Annual Report

1919 Financial Services Fund
1919 Maryland Tax-Free Income Fund
1919 Socially Responsive Balanced Fund

Trustee and Officer Information

December 31, 2015

Independent Trustees3:

John Chrystal
615 E. Michigan Street
Milwaukee, WI 53202
Age	57
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2011
Principal occupation(s) during past 5 years

Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provides strategic advice and assistance to financial institutions. Previously a Partner at DiMaio Ahmad Capital, an investment management firm.

Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee[2]	Javelin Mortgage Investments, Inc. and The Bancorp, Inc.
Albert J. DiUlio, S.J.
615 E. Michigan Street
Milwaukee, WI 53202
Age	72
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2011
Principal occupation(s) during past 5 years

Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 – 2014). Previously, served five years as Secretary for Finance and Higher Education USA Jesuit Conference, followed by a one year Sabbatical.

Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee[2]	None
David S. Krause
615 E. Michigan Street
Milwaukee, WI 53202
Age	61
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2011
Principal occupation(s) during past 5 years	Director of the Applied Investment Management program and Adjunct Assistant Professor of Finance at Marquette University.
Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee[2]	None

1919 Funds 2015 Annual Report

1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
1919 Maryland Tax-Free Income Fund

Trustee and Officer Information (cont'd)

December 31, 2015

Independent Trustees3 cont'd

Harry E. Resis
615 E. Michigan Street
Milwaukee, WI 53202
Age	70
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2012
Principal occupation(s) during past 5 years	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.
Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee[2]	None

Interested Trustee:

Ian Martin
615 E. Michigan Street
Milwaukee, WI 53202
Age	47
Position(s) held with Trust	Trustee[4]
Term of office[1] and length of time served	Since 2013
Principal occupation(s) during past 5 years	Executive Vice President, U.S. Bancorp Fund Services, LLC
Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee[2]	None

Officers:

Christopher E. Kashmerick
615 E. Michigan Street
Milwaukee, WI 53202
Age	41
Position(s) held with Trust	President and Principal Executive Officer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present); Vice President, Huntington Asset Services (2008 – 2011)
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee[2]	N/A

1919 Funds 2015 Annual Report

Officers cont'd

Steven J. Jensen
615 E. Michigan Street
Milwaukee, WI 53202
Age	58
Position(s) held with Trust	Vice President, Chief Compliance Officer and AML Officer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC, (2011 to present); Field Finance Manager, Johnson Controls, Inc. (2008 – 2011).
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee[2]	N/A
Russell B. Simon
615 E. Michigan Street
Milwaukee, WI 53202
Age	35
Position(s) held with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present); Senior Fund Administrator, Huntington Asset Services (2002 – 2011)
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee[2]	N/A

1919 Funds 2015 Annual Report

1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
1919 Maryland Tax-Free Income Fund

Trustee and Officer Information (cont'd)

December 31, 2015

Officers cont'd

Eric W. Pinciss, Esq.
615 E. Michigan Street
Milwaukee, WI 53202
Age	40
Position(s) held with Trust	Secretary
Term of office[1] and length of time served	Since 2015
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC (January 2012 to present); Contract Attorney, various law firms (2009 – 2012)
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee[2]	N/A

1  Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term until the election of a successor.

2  "Other Directorships Held" includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, "public companies") or other investment companies registered under the 1940 Act.

3  The Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").

4  Mr. Martin is an "interested person" of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust's distributor.

The Fund's Statement of Additional Information ("SAI") includes information about the Funds' Trustees and is available without charge, upon request, by calling (844) 886-9704.

1919 Funds 2015 Annual Report

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Annual Report

December 31, 2015

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

Letter to Shareholders	II
Fund Performance	1
Fund Expenses	3
Fund at a Glance	4
Schedule of Investments	5
Statement of Assets and
Liabilities	11
Statement of Operations	12
Statement of Changes in
Net Assets	13
Financial Highlights	14
Notes to Financial
Statements	15
Report of Independent Registered Public
Accounting Firm	22
Other Information	23
Trustee and Officer
Information	24
Directory of Fund's Service Providers	Back Cover

Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the annual report on the 1919 Variable Socially Responsive Balanced Fund (the "Fund"), through December 31, 2015.

Throughout the year, the Fund took a variety of measures to respond to changing market conditions. During the first half of the year we increased exposure to the Information Technology, Health Care, and Consumer Discretionary sectors and decreased exposure to the Consumer Staples, Energy, and Industrials sectors. During the second half of the year we continued to add to our Information Technology exposure. We also increased the Fund's exposure to the Financials sector and decreased exposure to the Health Care sector in December.

Throughout the year, we maintained an overweight in the Consumer Discretionary, Industrials and Information Technology sectors and an underweight in the Telecommunications and Utilities sectors.

In the fixed-income portion of the Fund, we continued to purchase bonds maturing in 7-12 years driven by our expectation for a flatter curve going into year-end. While we are forecasting higher rates going forward, we do believe the ascent will be slow and gradual. Previously, we favored spread sectors to attempt to pick up additional yield to Treasuries which should help "cushion" the negative impact of rising rates. However, our continuing concerns with liquidity and volatility have led us to a preference for Treasuries and higher quality securities.

In the equity portion of the Fund, our stock selection in the Healthcare, Utilities, and Consumer Staples sectors contributed to relative performance. In terms of sector positioning, our overweighting in the Healthcare and Information Technology sectors and underweighting in the Energy and Utilities sectors also enhanced results. On an individual stock basis, the largest contributors to performance were Alphabet (both class A and C), Novo Nordisk, Visa, UnitedHealth Group, and Estee Lauder.

The leading contributor to performance in the fixed-income portion of the Fund was our selection of corporate bonds, more specifically in the finance and industrial sectors. The other contributor to performance was the term structure of the portfolio, which was more barbelled going into year-end. On an individual security basis, the largest contributors to return were FHLMC 2.375% 1/22, Rabobank 4.5% 1/21, U.S. Treasury 2.625% 8/20, Pepsico 5% 6/18 and Intel 3.7% 7/25.

In the equity portion of the Fund, our stock selection in the Consumer Discretionary, Energy, and Industrials sectors

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
ii

detracted from relative results. In terms of sector positioning, our overweighting in the Materials and Industrials sectors and our underweighting in the Telecommunication Services sector also detracted from performance. On an individual stock basis, the largest detractors from performance were Vmware, FMC Technologies, Noble Energy, Union Pacific Corp, and National Oilwell Varco.

In the fixed-income portion of the Fund, the leading detractors were the underweight to the securitized sector and overweight to BBBs in the Corporate sector. On an individual security basis, the largest detractors from performance were Potash Corporation of Saskatchewan 5.875% 12/36, U.S. Treasury 7.5% 11/24, Qualcomm 3.45% 5/25, AT&T 3.4% 5/25 and Nelnet Student Loan 2008-2 2.203% 6/34.

Thank you for your investment in 1919 Variable Socially Responsive Balanced Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed-Income Portion)
1919 Investment Counsel, LLC

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund's social policy may cause it to make or avoid investments for social reasons when it is otherwise disadvantageous to do so. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Fixed-income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The Fund may focus its investments in certain regions or industries, increasing its vulnerability to market volatility. The manager's investment style may become out of favor and/or the manager's selection process may prove incorrect; which may have a negative impact on the Fund's performance.

This report has been prepared for shareholders and may be distributed to others if preceded or accompanied by a current prospectus.

Opinions expressed herein are as of December 31, 2015 and are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the schedule of investments for a complete list of Fund holdings.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
iii

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Fund performance (unaudited)

Hypothetical comparison of Change in Value of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund over ten years. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance.

Total Returns as of December 31, 2015

	1 Year	5 Years*	10 Years*
1919 Variable Socially Responsive Balanced Fund	-1.71%	7.14%	5.68%
S&P 500 Index(i)	1.38	12.57	7.31
Barclays U.S. Aggregate Bond Index(ii)	0.55	3.25	4.51
Blended S&P 500 Index (70%) Barclays U.S. Aggregate Index (30%)(iii)	1.34	9.87	6.73

*  Average annualized returns

As of the Fund's current prospectus dated April 30, 2015, the gross total and net annual operating expense ratios were 0.94% and 0.89%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Variable Social Awareness Portfolio.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
1

Fund performance (unaudited) (cont'd)

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

(iii)  The Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Index.

(iv)  The advisor has contractually agreed to waive fees and reimburse operating expenses through December 31, 2016.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
2

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2015 and held for the six months ended December 31, 2015.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
-1.78%	$1,000.00	$982.20	0.89%	$4.45

Based on hypothetical total return1

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
2.52%	$1,000.00	$1,020.72	0.89%	$4.53

1  For the six months ended December 31, 2015.

2  Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
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Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†  The bar graph above represents the composition of the Fund's investments as of December 31, 2015 and December 31, 2014. The Fund is actively managed. As a result, the composition of the Fund's investments is subject to change at any time.

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
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Schedule of investments

December 31, 2015

1919 Variable Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 68.4%
Consumer Discretionary — 8.8%
BorgWarner Inc.	14,610	$631,590
Target Corp.	8,250	599,032
TJX Cos Inc.	9,020	639,608
VF Corp.	11,080	689,730
Whirlpool Corp.	2,970	436,204
Yum! Brands Inc.	7,450	544,223
Total Consumer Discretionary		3,540,387
Consumer Staples — 7.2%
Costco Wholesale Corp.	4,470	721,905
CVS Health Corp.	7,510	734,252
Estee Lauder Cos. Inc., Class A Shares	8,150	717,689
General Mills Inc.	5,445	313,959
PepsiCo Inc.	4,215	421,163
Total Consumer Staples		2,908,968
Energy — 3.4%
FMC Technologies Inc.	12,590	365,236	*
National Oilwell Varco Inc.	8,600	288,014
Noble Energy Inc.	22,040	725,777
Total Energy		1,379,027
Financials — 12.4%
ACE Ltd.	6,190	723,302
Crown Castle International Corp.	5,250	453,862
Discover Financial Services	12,420	665,960
Invesco Ltd.	12,670	424,192
Simon Property Group LP	2,160	419,990
SunTrust Banks Inc.	14,450	619,038
T. Rowe Price Group Inc.	5,700	407,493
US Bancorp	13,870	591,833
Wells Fargo & Co.	12,900	701,244
Total Financials		5,006,914
Health Care — 10.1%
Alexion Pharmaceuticals Inc.	1,580	301,385	*
Celgene Corp.	2,860	342,514	*
Cerner Corp.	6,110	367,639	*
CR Bard Inc.	3,020	572,109
Express Scripts Holding Co.	3,280	286,705	*
Gilead Sciences Inc.	4,270	432,081
Novo Nordisk A/S, ADR	7,420	430,954

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
5

Schedule of investments (cont'd)

December 31, 2015

1919 Variable Socially Responsive Balanced Fund

Security	Shares	Value
Health Care — continued
Regeneron Pharmaceuticals Inc.	520	$282,292	*
Shire PLC, ADR	1,870	383,350
UnitedHealth Group Inc.	5,760	677,606
Total Health Care		4,076,635
Industrials — 7.1%
Danaher Corp.	6,550	608,364
Delta Air Lines Inc.	13,350	676,711
Eaton Corp. PLC	5,140	267,486
Illinois Tool Works Inc.	4,900	454,132
Quanta Services Inc.	15,360	311,040	*
Union Pacific Corp.	6,780	530,196
Total Industrials		2,847,929
Information Technology — 14.7%
Alphabet Inc., Class A Shares	640	497,927	*
Alphabet Inc., Class C Shares	615	466,711	*
Apple Inc.	8,470	891,552
Cognizant Technology Solutions Corp., Class A Shares	11,100	666,222	*
eBay Inc.	17,590	483,373	*
Intuit Inc.	7,210	695,765
LinkedIn Corp., Class A Shares	2,850	641,478	*
PayPal Holdings Inc.	15,330	554,946	*
Visa Inc., Class A Shares	9,350	725,093
VMware Inc., Class A Shares	5,330	301,518	*
Total Information Technology		5,924,585
Materials — 1.9%
Air Products & Chemicals Inc.	4,705	612,168
Potash Corp. of Saskatchewan Inc.	9,020	154,422
Total Materials		766,590
Telecommunication Services — 1.1%
Verizon Communications Inc.	9,240	427,073
Total Telecommunication Services		427,073
Utilities — 1.7%
American Water Works Co. Inc.	11,650	696,088
Total Utilities		696,088
Total Common Stocks (Cost — $20,475,552)		27,574,196

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
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1919 Variable Socially Responsive Balanced Fund

	Rate	Maturity Date	Face Amount	Value
Asset Backed Securities — 0.5%
Nelnet Student Loan Trust, 2008-2 A4	2.303%	6/26/34	$222,000	$223,677	(a)
Total Asset Backed Securities (Cost — $229,306)				223,677
Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	75,106	78,887
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/41	16,174	17,128
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	42,815	43,370
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	42,740	43,512
Total Collateralized Mortgage Obligations (Cost — $184,493)				182,897
Corporate Bonds — 17.6%
Consumer Discretionary — 2.0%
Comcast Corp.	3.375%	2/15/25	70,000	70,726
Comcast Corp.	5.650%	6/15/35	200,000	233,186
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.450%	4/1/24	150,000	154,322
Ford Motor Credit Co. LLC	8.000%	12/15/16	115,000	121,625
Scripps Networks Interactive Inc.	2.750%	11/15/19	40,000	39,380
Viacom Inc.	2.500%	9/1/18	50,000	49,907
Viacom Inc.	4.500%	3/1/21	125,000	129,193
Total Consumer Discretionary				798,339
Consumer Staples — 1.3%
CVS Health Corp.	3.875%	7/20/25	95,000	97,144
PepsiCo Inc.	5.000%	6/1/18	245,000	265,211
PepsiCo Inc.	3.100%	7/17/22	135,000	138,685
Total Consumer Staples				501,040
Energy — 0.8%
FMC Technologies Inc.	2.000%	10/1/17	50,000	49,241
ONEOK Partners LP	2.000%	10/1/17	50,000	47,780
Petrobras International Finance Co.	3.500%	2/6/17	250,000	234,375
Total Energy				331,396
Financials — 6.7%
Aflac Inc.	4.000%	2/15/22	130,000	137,482
Bank of America Corp.	1.350%	11/21/16	200,000	199,780
Bank of Montreal	1.400%	9/11/17	75,000	75,001
Bank of Nova Scotia	2.050%	10/30/18	125,000	125,384
BlackRock Inc.	4.250%	5/24/21	125,000	135,205
Citigroup Inc.	5.500%	9/13/25	110,000	119,631
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/21	150,000	163,318

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
7

Schedule of investments (cont'd)

December 31, 2015

1919 Variable Socially Responsive Balanced Fund

	Rate	Maturity Date	Face Amount	Value
Financials — continued
Goldman Sachs Group Inc.	1.462%	11/15/18	$150,000	$150,714	(a)
HCP Inc.	2.625%	2/1/20	250,000	246,382
Hospitality Properties Trust	4.650%	3/15/24	100,000	98,591
Intercontinental Exchange Inc.	4.000%	10/15/23	125,000	128,869
JPMorgan Chase & Co.	6.000%	1/15/18	75,000	81,028
Morgan Stanley	2.200%	12/7/18	150,000	150,183
Morgan Stanley	5.000%	11/24/25	70,000	74,454
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	200,000	275,832
NYSE Holdings LLC	2.000%	10/5/17	140,000	140,253
Simon Property Group LP	4.125%	12/1/21	85,000	90,675
State Street Corp.	3.700%	11/20/23	65,000	67,703
TD Ameritrade Holding Corp.	2.950%	4/1/22	125,000	123,923
Wells Fargo & Co.	4.600%	4/1/21	100,000	109,090
Total Financials				2,693,498
Health Care — 1.3%
Gilead Sciences Inc.	4.500%	4/1/21	125,000	135,338
Gilead Sciences Inc.	3.650%	3/1/26	125,000	126,216
Medtronic Inc.	4.125%	3/15/21	200,000	212,959
UnitedHealth Group Inc.	1.400%	10/15/17	50,000	49,917
Total Health Care				524,430
Industrials — 0.1%
Flowserve Corp.	4.000%	11/15/23	50,000	49,507
Total Industrials				49,507
Information Technology — 3.9%
Altera Corp.	2.500%	11/15/18	75,000	75,664
Apple Inc.	2.100%	5/6/19	180,000	182,192
Cisco Systems Inc.	2.125%	3/1/19	125,000	126,130
Intel Corp.	1.350%	12/15/17	125,000	125,202
Intel Corp.	3.700%	7/29/25	100,000	103,558
KLA-Tencor Corp.	4.125%	11/1/21	135,000	135,365
Microsoft Corp.	3.125%	11/3/25	125,000	125,818
Microsoft Corp.	4.200%	11/3/35	125,000	127,899
Oracle Corp.	2.800%	7/8/21	125,000	126,710
Priceline Group Inc.	3.650%	3/15/25	85,000	82,887
QUALCOMM Inc.	3.450%	5/20/25	215,000	206,464
Texas Instruments Inc.	1.650%	8/3/19	150,000	148,561
Total Information Technology				1,566,450
Materials — 0.5%
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	200,000	218,552
Total Materials				218,552

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
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1919 Variable Socially Responsive Balanced Fund

	Rate	Maturity Date	Face Amount	Value
Telecommunication Services — 1.0%
AT&T Inc.	3.400%	5/15/25	$185,000	$178,154
Verizon Communications Inc.	2.252%	9/14/18	55,000	56,353	(a)
Verizon Communications Inc.	6.350%	4/1/19	150,000	168,880
Total Telecommunication Services				403,387
Total Corporate Bonds (Cost — $6,938,988)				7,086,599
Foreign Government Agency Issues — 0.3%
International Finance Corp.	0.625%	11/15/16	110,000	109,702
Total Foreign Government Agency Issues (Cost — $109,958)				109,702
Mortgage Backed Securities — 1.1%
Federal National Mortgage Association (FNMA)
Pool 555487	5.000%	5/1/18	25,644	26,596
Pool 896885	6.000%	6/1/22	9,151	9,749
Pool 995262	5.500%	1/1/24	39,565	42,962
Pool 891596	5.500%	6/1/36	49,294	55,121
Pool 900936	6.500%	2/1/37	3,045	3,483
Pool 946594	6.000%	9/1/37	48,943	55,347
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/32	78,221	81,819
Gold Pool A35826	5.000%	7/1/35	62,094	67,801
Gold Pool A49479	5.000%	6/1/36	44,978	49,145
Gold Pool A65694	6.000%	9/1/37	47,322	53,518
Total Mortgage Backed Securities (Cost — $406,918)				445,541
U.S. Government & Agency Obligations — 9.5%
Federal Farm Credit Bank (FFCB)	2.070%	9/27/21	125,000	123,962
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/19	120,000	128,538
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/19	75,000	74,018
Federal Home Loan Mortgage Corp (FHLMC)	2.375%	1/13/22	560,000	568,257
Federal National Mortgage Association (FNMA)	1.150%	12/12/18	150,000	148,725
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	365,000	517,697
United States Treasury Bonds	7.875%	2/15/21	140,000	181,341
United States Treasury Bonds	7.250%	8/15/22	150,000	198,472
United States Treasury Bonds	7.125%	2/15/23	100,000	133,586
United States Treasury Bonds	6.250%	8/15/23	50,000	64,568
United States Treasury Bonds	7.500%	11/15/24	210,000	299,504
United States Treasury Bonds	6.875%	8/15/25	50,000	70,039
United States Treasury Bonds	3.500%	2/15/39	176,000	194,741
United States Treasury Bonds	4.375%	11/15/39	242,000	304,390

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
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Schedule of investments (cont'd)

December 31, 2015

1919 Variable Socially Responsive Balanced Fund

	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — continued
United States Treasury Notes	3.625%	8/15/19	$190,000	$204,050
United States Treasury Notes	2.625%	8/15/20	545,000	566,268
United States Treasury Notes	3.125%	5/15/21	50,000	53,187
Total U.S. Government & Agency Obligations (Cost — $3,598,096)				3,831,343
Total Investments — 97.9% (Cost — $31,943,311)				39,453,955
Other Assets in Excess of Liabilities — 2.1%				854,772
Total Net Assets — 100.0%				$40,308,727

Notes:

*  Non-income producing security.

(a)  Variable rate security. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:

ADR   — American Depositary Receipts

PLC   — Public Limited Company

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
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Statement of assets and liabilities

December 31, 2015

Assets:
Investments in securities at value (cost $31,943,311)	$39,453,955
Cash	743,427
Receivable for Fund shares sold	676
Investment management fee receivable	50,750
Dividends and interest receivable	123,848
Prepaid expenses	706
Total assets	40,373,362
Liabilities:
Payable for Fund shares repurchased	27
Accrued other expenses	64,608
Total liabilities	64,635
Net Assets	$40,308,727
Components of Net Assets:
Paid-in capital	$32,200,051
Accumulated net investment loss	(22,658)
Accumulated net realized gain on investments	620,690
Net unrealized appreciation on investments	7,510,644
Net Assets	$40,308,727
Total Fund:
Net Assets	$40,308,727
Shares Issued and Outstanding (unlimited shares authorized, $0.00001 par value)	1,533,280
Net Asset Value, Redemption Price and Offering Price Per Share	$26.29

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
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Statement of operations

For the Year Ended December 31, 2015

Investment Income:
Dividend income (Net of foreign tax of $5,328)	$464,631
Interest income	382,195
Total Investment Income	846,826
Expenses:
Advisory fees (Note 3)	292,951
Transfer agent fees and expenses	116,061
Administration and fund accounting fees	72,329
Audit fees	16,907
Legal fees	14,291
Trustees' fees	12,884
Shareholder reporting fees	8,724
Miscellaneous	6,569
Compliance Fee	5,506
Custody fees	4,834
Insurance fees	4,399
Total Expenses	555,455
Expenses waived by the Adviser	(154,126)
Net Expenses	401,329
Net Investment Income	445,497
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	4,208,586
Net change in unrealized appreciation/depreciation on investments	(5,393,111)
Net Realized and Unrealized Loss on Investments	(1,184,525)
Net Decrease in Net Assets Resulting from Operations	$(739,028)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
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Statements of changes in net assets

For the Year Ended December 31,	2015	2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$445,497	$406,902
Net realized gain on investments	4,208,586	5,684,476
Net change in unrealized appreciation/depreciation on investments	(5,393,111)	(1,853,753)
Net Increase (Decrease) in Net Assets Resulting from Operations	(739,028)	4,237,625
Distributions to shareholders:
Net investment income	(531,678)	(406,322)
Net realized gains	(3,573,991)	(5,399,554)
Total Distributions to Shareholders	(4,105,669)	(5,805,876)
Capital Transactions:
Net proceeds from shares sold	1,484,770	343,865
Reinvestment of distributions	4,105,669	5,805,875
Cost of shares repurchased	(7,892,869)	(5,862,497)
Net Increase (Decrease) in Net Assets from Capital Transactions	(2,302,430)	287,243
Total Decrease in Net Assets	(7,147,127)	(1,281,008)
Net Assets:
Beginning of year	47,455,854	48,736,862
End of year	$40,308,727	$47,455,854
Accumulated net investment income (loss)	$(22,658)	$37,378
Capital Share Transactions:
Shares sold	49,466	10,723
Shares reinvested	155,283	192,992
Shares repurchased	(265,938)	(183,403)
Net Increase (Decrease) in Shares Outstanding	(61,189)	20,312

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
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Financial highlights

For a share of beneficial interest outstanding throughout each year ended December 31,

	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Year	$29.76	$30.96	$26.30	$24.11	$24.40
Income (loss) from investment operations:
Net investment income[1]	0.29	0.27	0.27	0.30	0.27
Net realized and unrealized gain (loss) on investments	(0.78)	2.64	4.64	2.28	(0.28)
Total Income (Loss) from Investment Operations	(0.49)	2.91	4.91	2.58	(0.01)
Less distributions:
From net investment income	(0.39)	(0.28)	(0.25)	(0.39)	(0.28)
From net realized gain on investments	(2.59)	(3.83)	—	—	—
Total Distributions	(2.98)	(4.11)	(0.25)	(0.39)	(0.28)
Net Asset Value, End of Year	$26.29	$29.76	$30.96	$26.30	$24.11
Total Return[2]	(1.71)%	9.30%	18.71%	10.71%	(0.02)%[3]
Supplemental data and ratios:
Net assets, end of year (in thousands)	$40,309	$47,456	$48,737	$46,323	$49,459
Ratios to average net assets
Gross expenses	1.23%	0.94%	0.89%	0.93%	0.95%
Net Expenses[4]	0.89[6]	0.92[5,6]	0.89[5]	0.93[5]	0.93[5,6]
Net investment income	0.99	0.85	0.95	1.16	1.11
Portfolio turnover rate	27%	26%	25%	21%	33%

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

3  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.14)% for the year ended December 31, 2011.

4  Effective November 10, 2014, the Adviser has agreed to limit expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to no more than 0.89% of the Fund's average net assets. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

5  The impact of compensating balance arrangements, if any, was less than 0.01%.

6  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
14

Notes to financial statements

Note 1. Organization

1919 Variable Socially Responsive Balanced Fund (the "Fund") is a diversified series of Trust for Advised Portfolios (the "Trust"). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Fund was converted to the Trust on November 10, 2014, and was previously organized under the Legg Mason Partners Variable Equity as the Legg Mason Investment Counsel Variable Social Awareness Portfolio (the "Predecessor Fund").

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Fund seeks capital appreciation and retention of net investment income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter ("OTC") market. If there is not trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
15

Notes to financial statements (cont'd)

1919 Investment Counsel, LLC (the "Adviser" or "1919") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments*:
Common Stocks	$27,574,196	$—	$—	$27,574,196
Asset Backed Securities	—	223,677	—	223,677
Collateralized Mortgage Obligations	—	182,897	—	182,897
Corporate Bonds	—	7,086,599	—	7,086,599
Foreign Government Agency Issues	—	109,702	—	109,702
Mortgage Backed Securities	—	445,541	—	445,541
U.S. Government & Agency Obligations	—	3,831,343	—	3,831,343
Total long-term investments	$27,574,196	$11,879,759	$—	$39,453,955
Total investments	$27,574,196	$11,879,759	$—	$39,453,955

*  See Schedule of Investments for additional detailed categorizations.

The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers between levels at period end. There were no level 3 securities held at period end.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian, acting on the Fund's behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
16

the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risk. The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
17

Notes to financial statements (cont'd)

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distribution to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund's records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(i) Compensating balance arrangements. The Predecessor Fund had an arrangement with its custodian bank whereby a portion of the custodian's fees was paid indirectly by credits earned on the Fund's cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund's financial statements.

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
18

Management has analyzed the Fund's tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund has no examination in progress and is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Prior to converting to the Trust, the Adviser was previously known as Legg Mason Investment Counsel and served as sub-advisor to the Predecessor Fund. Prior to the conversion, Legg Mason Partners Fund Advisors, LLC ("LMPFA") served as investment manager to the Predecessor Fund, and Western Asset Management managed the Predecessor Fund's cash and short-term investments. Prior to the reorganization, the investment management fee paid was 0.71% of the Predecessor Fund's net assets. See Note 1.

Under the terms of this agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100 million	0.65%
Next $100 million	0.61
Next $100 million	0.51
Over $300 million	0.46

The Adviser has agreed to waive fees and reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses do not exceed 0.89% (the "expense cap"). This expense limitation arrangement cannot be terminated prior to December 31, 2016, without the Board of Trustees' consent. Prior to the conversion, the Predecessor Fund limited its operating expenses to 1.00% of average net assets.

The Adviser is permitted to recapture amounts waived or reimbursed to the Fund during the same fiscal year if the total annual operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day, in the Fund's Adviser total annual operating expenses exceeding the expense cap or any other lower limit then in effect. For the year ended December 31, 2015, the Adviser waived $154,126.

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
19

Notes to financial statements (cont'd)

U.S. Bancorp Fund Services ("USBFS") serves as the Fund's Administrator. The Fund pays USBFS a monthly fee computed at annual rate of average net assets, subject to a $60,000 annual minimum, as follows:

Average Daily Net Assets	Annual Rate
First $500 million	0.050%
Next $500 million	0.040
Next $1 Billion	0.035
Next $1 Billion	0.030
Thereafter	0.025

U.S. Bank, N.A., serves as the Fund's custodian, and Quasar Distributors, LLC, an affiliate of USBFS, serves as the Fund's distributor and principal underwriter.

Note 4. Investment transactions

During the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

	Investments	U.S. Government & Agency Obligations
Purchases	$11,237,653	$832,213
Sales	17,727,312	203,682

Note 5. Income tax information and distributions to shareholders

At December 31, 2015, the components of distributable accumulated earnings (deficit) on a tax basis were as follows:

Cost of Investments for tax purposes	$31,960,225
Gross tax unrealized appreciation	9,338,110
Gross tax unrealized depreciation	(1,844,380)
Net tax unrealized appreciation on investments	7,493,730
Undistributed ordinary income	69,459
Undistributed long-term capital gains	568,145
Other accumulated earnings	(22,658)
Total accumulated earnings	$8,108,676

As of December 31, 2015, the Fund has no capital loss carryforward balance.

The tax character of distributions paid during the fiscal years ended December 31, 2015 and December 31, 2014, was as follows:

	Year Ended December 31, 2015	Year Ended December 31, 2014
Distribution Paid From:
Ordinary Income	$578,093	$406,322
Net Long Term Capital Gains	3,527,576	5,399,554

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
20

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to net operating losses, reclassifications of paydown losses on mortgage and asset-backed securities. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2015, the following table shows the reclassifications made:

	Paid-In-Capital	Accumulated Net Investment Loss	Accumulated Net Realized Gain on Investments
1919 Variable Socially Responsive Balanced Fund	—	$26,145	$(26,145)

Note 6. Subsequent events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund's financial statements.

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
21

Report of independent registered public accounting firm

To the Shareholders of 1919 Variable Socially Responsive Balanced Fund
and the Board of Trustees of Trust for Advised Portfolios

We have audited the accompanying statement of assets and liabilities of the 1919 Variable Socially Responsive Balanced Fund, a series of shares of beneficial interest in the Trust for Advised Portfolios, including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three year period ended December 31, 2013 were audited by other auditors whose report is dated February 14, 2014, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the 1919 Variable Socially Responsive Balanced Fund as of December 31, 2015, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

  BBD, LLP

Philadelphia, Pennsylvania
February 12, 2016

1919 Variable Socially Responsive Balanced Fund 2015 Annual Report
22

Other Information

December 31, 2015

Proxy Voting

The Fund's proxy voting guidelines and a record of the Predecessor Fund's proxy votes for the 12 months ended June 30, 2015 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Tax Information

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the period ended December 31, 2015 was 10.73%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended December 31, 2015, was 68.57%.

1919 Variable Socially Responsive Balanced Fund
23

Trustee and Officer Information (unaudited)

December 31, 2015

Independent Trustees3:

John Chrystal
615 E. Michigan Street
Milwaukee, WI 53202
Age	57
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2011
Principal occupation(s) during past 5 years

Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provides strategic advice and assistance to financial institutions. Previously a Partner at DiMaio Ahmad Capital, an investment management firm.

Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee[2]	Javelin Mortgage Investments, Inc. and The Bancorp, Inc.
Albert J. DiUlio, S.J.
615 E. Michigan Street
Milwaukee, WI 53202
Age	72
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2011
Principal occupation(s) during past 5 years

Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 – 2014). Previously, served five years as Secretary for Finance and Higher Education USA Jesuit Conference, followed by a one year Sabbatical.

Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee[2]	None
David S. Krause
615 E. Michigan Street
Milwaukee, WI 53202
Age	61
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2011
Principal occupation(s) during past 5 years	Director of the Applied Investment Management program and Adjunct Assistant Professor of Finance at Marquette University.
Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee[2]	None

1919 Variable Socially Responsive Balanced Fund
24

Independent Trustees3 cont'd

Harry E. Resis
615 E. Michigan Street
Milwaukee, WI 53202
Age	70
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2012
Principal occupation(s) during past 5 years	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.
Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee[2]	None

Interested Trustee:

Ian Martin
615 E. Michigan Street
Milwaukee, WI 53202
Age	47
Position(s) held with Trust	Trustee[4]
Term of office[1] and length of time served	Since 2013
Principal occupation(s) during past 5 years	Executive Vice President, U.S. Bancorp Fund Services, LLC
Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee[2]	None

Officers:

Christopher E. Kashmerick
615 E. Michigan Street
Milwaukee, WI 53202
Age	41
Position(s) held with Trust	President and Principal Executive Officer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present); Vice President, Huntington Asset Services (2008 – 2011)
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee[2]	N/A

1919 Variable Socially Responsive Balanced Fund
25

Trustee and Officer Information (unaudited) (cont'd)

December 31, 2015

Officers cont'd

Steven J. Jensen
615 E. Michigan Street
Milwaukee, WI 53202
Age	58
Position(s) held with Trust	Vice President, Chief Compliance Officer and AML Officer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	U.S. Bancorp Fund Services, LLC, (2011 to present); Field Finance Manager, Johnson Controls, Inc. (2008 – 2011).
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee[2]	N/A
Russell B. Simon
615 E. Michigan Street
Milwaukee, WI 53202
Age	35
Position(s) held with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present); Senior Fund Administrator, Huntington Asset Services (2002 – 2011)
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee[2]	N/A

1919 Variable Socially Responsive Balanced Fund
26

Officers cont'd

Eric W. Pinciss, Esq.
615 E. Michigan Street
Milwaukee, WI 53202
Age	40
Position(s) held with Trust	Secretary
Term of office[1] and length of time served	Since 2015
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC (January 2012 to present); Contract Attorney, various law firms (2009 – 2012)
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee[2]	N/A

1  Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term until the election of a successor.

2  "Other Directorships Held" includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, "public companies") or other investment companies registered under the 1940 Act.

3  The Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").

4  Mr. Martin is an "interested person" of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust's distributor.

The Fund's Statement of Additional Information ("SAI") includes information about the Funds' Trustees and is available without charge, upon request, by calling (844) 886-9704.

1919 Variable Socially Responsive Balanced Fund
27

1919

Variable Socially Responsive Balanced Fund

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006-1806

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John Chrystal, Albert J. DiUlio, David S. Krause and Harry E. Resis are the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

1919 Financial Services Fund

	FYE 12/31/2015	FYE 12/31/2014
Audit Fees	$12,000	$12,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

2

1919 Maryland Tax-Free Income Fund

	FYE 12/31/2014	FYE 12/31/2014
Audit Fees	$17,000	$17,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

1919 Socially Responsive Balanced Fund

	FYE 12/31/2014	FYE 12/31/2014
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

1919 Variable Socially Responsive Balanced Fund

	FYE 12/31/2015	FYE 12/31/2014
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

*Audit and tax fees are an approximate based on prior regulatory filing.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

1919 Financial Services Fund

	FYE 12/31/2015	FYE 12/31/14
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

1919 Maryland Tax-Free Income Fund

	FYE 12/31/2015	FYE 12/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

1919 Socially Responsive Balanced Fund

	FYE 12/31/2015	FYE 12/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

3

1919 Variable Socially Responsive Balanced Fund

	FYE 12/31/2015	FYE 12/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

1919 Financial Services Fund

Non-Audit Related Fees	FYE 12/31/2015	FYE 12/31/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

1919 Maryland Tax-Free Income Fund

Non-Audit Related Fees	FYE 12/31/2015	FYE 12/31/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

1919 Socially Responsive Balanced Fund

Non-Audit Related Fees	FYE 12/31/2015	FYE 12/31/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

1919 Variable Socially Responsive Balanced Fund

Non-Audit Related Fees	FYE 12/31/2015	FYE 12/31/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

4

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

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Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	3/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	3/8/16

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	3/8/16

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